                                                                ANNUAL REPORT TO
                                                       SHAREHOLDERS FOR THE YEAR
                                                         ENDED NOVEMBER 30, 1997

LONG-TERM INVESTING IN SHORT-TERM WORLD

Florida Tax-Free Income Fund
New Jersey Tax-Free Income Fund
New York Tax-Free Income Fund
Pennsylvania Tax-Free Income Fund

KEMPER STATE TAX-FREE INCOME SERIES



                  "... In a year marked by rapid changes across
                 the globe in financial asset prices, municipal
                 bonds performed well, and they still represent
                         an extremely investment. ..."


                                                             [KEMPER FUNDS LOGO]

CONTENTS
4
ECONOMIC OVERVIEW
6
PERFORMANCE UPDATE
8
TERMS TO KNOW
9
FLORIDA'S
PERFORMANCE UPDATE
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS
14
NEW JERSEY'S
PERFORMANCE UPDATE,
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS
18
NEW YORK'S
PERFORMANCE UPDATE,
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS

AT A GLANCE
--------------------------------------------------------------------------------
 KEMPER STATE TAX-FREE INCOME FUNDS' TOTAL RETURNS
 FOR THE YEAR ENDED AUGUST 31, 1998 (UNADJUSTED FOR ANY SALES CHARGE)
--------------------------------------------------------------------------------
[BAR GRAPH]                                   [BAR GRAPH]
 FLORIDA                                      NEW YORK

CLASS A                             8.27%     CLASS A                        8.44%
CLASS B                             7.38%     CLASS B                        7.65%
CLASS C                             7.26%     CLASS C                        7.56%
LIPPER FLORIDA TAX-FREE                       LIPPER NEW YORK TAX-FREE
INCOME FUNDS CATEGORY AVERAGE*      8.28%     INCOME FUNDS CATEGORY AVERAGE* 8.27%

[BAR GRAPH]                                   [BAR GRAPH]
NEW JERSEY                                    PENNSYLVANIA

CLASS A                             8.47%     CLASS A                        8.18%
CLASS B                             7.49%     CLASS B                        7.37%
CLASS C                             7.63%     CLASS C                        7.36%
LIPPER NEW JERSEY TAX-FREE                    LIPPER PENNSYLVANIA TAX-FREE
INCOME FUNDS CATEGORY AVERAGE*      8.02%     INCOME FUNDS CATEGORY AVERAGE* 7.81%

RETURNS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

--------------------------------------------------------------------------------
 NET ASSET VALUE
--------------------------------------------------------------------------------
 FLORIDA

                                     AS OF     AS OF
                                    8/31/98   8/31/97
--------------------------------------------------------------------------------
    KEMPER FLORIDA TAX-FREE INCOME
    FUND CLASS A                     $10.62    $10.42
--------------------------------------------------------------------------------
    KEMPER FLORIDA TAX-FREE INCOME
    FUND CLASS B                     $10.60    $10.40
--------------------------------------------------------------------------------
    KEMPER FLORIDA TAX-FREE INCOME
    FUND CLASS C                     $10.60    $10.41
--------------------------------------------------------------------------------

 NEW JERSEY

                                     AS OF     AS OF
                                    8/31/98   8/31/97
--------------------------------------------------------------------------------
    KEMPER NEW JERSEY TAX-FREE
    INCOME FUND CLASS A              $10.43    $10.12
--------------------------------------------------------------------------------
    KEMPER NEW JERSEY TAX-FREE
    INCOME FUND CLASS B              $10.45    $10.15
--------------------------------------------------------------------------------
    KEMPER NEW JERSEY TAX-FREE
    INCOME FUND CLASS C              $10.47    $10.16
--------------------------------------------------------------------------------

 NEW YORK

                                     AS OF     AS OF
                                    8/31/98   8/31/97
--------------------------------------------------------------------------------
    KEMPER NEW YORK TAX-FREE
    INCOME FUND CLASS A              $11.11    $10.93
--------------------------------------------------------------------------------
    KEMPER NEW YORK TAX-FREE
    INCOME FUND CLASS B              $11.13    $10.94
--------------------------------------------------------------------------------
    KEMPER NEW YORK TAX-FREE
    INCOME FUND CLASS C              $11.10    $10.92
--------------------------------------------------------------------------------

 PENNSYLVANIA

                                     AS OF     AS OF
                                    8/31/98   8/31/97
--------------------------------------------------------------------------------
    KEMPER PENNSYLVANIA TAX-FREE
    INCOME FUND CLASS A              $10.71    $10.41
--------------------------------------------------------------------------------
    KEMPER PENNSYLVANIA TAX-FREE
    INCOME FUND CLASS B              $10.71    $10.41
--------------------------------------------------------------------------------
    KEMPER PENNSYLVANIA TAX-FREE
    INCOME FUND CLASS C              $10.71    $10.41
--------------------------------------------------------------------------------

                                                                        CONTENTS
                                                                              23
                                                                  PENNSYLVANIA'S
                                                             PERFORMANCE UPDATE,
                                                            PORTFOLIO STATISTICS
                                                                   AND PORTFOLIO
                                                                  OF INVESTMENTS
                                                                              28
                                                                       REPORT OF
                                                            INDEPENDENT AUDITORS
                                                                              29
                                                            FINANCIAL STATEMENTS
                                                                              32
                                                                        NOTES TO
                                                            FINANCIAL STATEMENTS

                                                                              37
                                                            FINANCIAL HIGHLIGHTS
AT A GLANCE
--------------------------------------------------------------------------------
 KEMPER STATE TAX-FREE INCOME FUNDS' LIPPER RANKINGS AS OF 8/31/98*
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL
 DEBT CATEGORY
--------------------------------------------------------------------------------

                         CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    1-YEAR                #32 of    #54 of    #58 of
                         62 funds  62 funds  62 funds
--------------------------------------------------------------------------------
    5-YEAR                #5 of      N/A       N/A
                         26 funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL
 DEBT CATEGORY
--------------------------------------------------------------------------------

                         CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    1-YEAR                #16 of    #45 of    #43 of
                         55 funds  55 funds  55 funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK MUNICIPAL
 DEBT CATEGORY
--------------------------------------------------------------------------------

                         CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    1-YEAR                #46 of    #80 of    #82 of
                         98 funds  98 funds  98 funds
--------------------------------------------------------------------------------
    5-YEAR                #12 of     N/A       N/A
                         54 funds
--------------------------------------------------------------------------------
    10-YEAR              #6 of 28    N/A       N/A
                          funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL
 DEBT CATEGORY
--------------------------------------------------------------------------------

                         CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    1-YEAR                #20 of    #46 of    #45 of
                         63 funds  63 funds  63 funds
--------------------------------------------------------------------------------

*Lipper Analytical Services, Inc. Rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable. Rankings are historical and do not reflect future performance.

 DIVIDEND REVIEW

 THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF AUGUST 31, 1998.

--------------------------------------------------------------------------------
 FLORIDA
--------------------------------------------------------------------------------

                             CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    ONE-YEAR INCOME:         $.4870    $.3995    $.4001
--------------------------------------------------------------------------------
    AUGUST DIVIDEND:         $.0381    $.0318    $.0400
--------------------------------------------------------------------------------
    ANNUALIZED DISTRIBUTION
    RATE+:                    4.17%     3.48%     4.38%
--------------------------------------------------------------------------------
    SEC YIELD+:               4.03%     3.39%     3.38%
--------------------------------------------------------------------------------
    TAX EQUIVALENT YIELD:     6.41%     5.39%     5.37%
--------------------------------------------------------------------------------
    BASED ON A MARGINAL TAX RATE OF 37.1% (FEDERAL
    INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NEW JERSEY
--------------------------------------------------------------------------------

                             CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    ONE-YEAR INCOME:         $.4342    $.3516    $.3575
--------------------------------------------------------------------------------
    AUGUST DIVIDEND:         $.0364    $.0272    $.0297
--------------------------------------------------------------------------------
    ANNUALIZED DISTRIBUTION
    RATE+:                    4.05%     3.02%     3.29%
--------------------------------------------------------------------------------
    SEC YIELD+:               3.64%     3.00%     3.02%
--------------------------------------------------------------------------------
    TAX EQUIVALENT YIELD:     6.18%     5.09%     5.13%
--------------------------------------------------------------------------------
    BASED ON A MARGINAL TAX RATE OF 41.1% (COMBINED NEW
    JERSEY STATE AND FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NEW YORK
--------------------------------------------------------------------------------

                             CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    ONE-YEAR INCOME:         $.5286    $.4373    $.4385
--------------------------------------------------------------------------------
    AUGUST DIVIDEND:         $.0427    $.0351    $.0373
--------------------------------------------------------------------------------
    ANNUALIZED DISTRIBUTION
    RATE+:                    4.47%     3.66%     3.90%
--------------------------------------------------------------------------------
    SEC YIELD+:               4.09%     3.44%     3.45%
--------------------------------------------------------------------------------
    TAX EQUIVALENT YIELD:     7.33%     6.16%     6.18%
--------------------------------------------------------------------------------
    BASED ON A MARGINAL TAX RATE OF 44.2% (COMBINED NEW
    YORK STATE, NEW YORK CITY AND FEDERAL INCOME TAX
    RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PENNSYLVANIA
--------------------------------------------------------------------------------

                             CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    ONE-YEAR INCOME:         $.4384    $.3576    $.3593
--------------------------------------------------------------------------------
    AUGUST DIVIDEND:         $.0367    $.0317    $.0276
--------------------------------------------------------------------------------
    ANNUALIZED DISTRIBUTION
    RATE+:                    3.98%     3.44%     2.99%
--------------------------------------------------------------------------------
    SEC YIELD+:               3.56%     2.96%     2.98%
--------------------------------------------------------------------------------
    TAX EQUIVALENT YIELD:     5.83%     4.84%     4.88%
--------------------------------------------------------------------------------
    BASED ON A MARGINAL TAX RATE OF 38.9% (COMBINED
    PENNSYLVANIA STATE AND FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

+Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on August 31, 1998. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended August 31, 1998 shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and the applicable federal and state marginal tax rate. Income may be subject to state and local taxes and, for some investors, a portion may be subject to the alternative minimum tax. Yields and distribution rates are historical and will fluctuate.

ECONOMIC OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS.

SILVIA HOLDS BACHELOR OF ARTS AND PH.D. DEGREES IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON AND HAS A MASTER'S DEGREE IN ECONOMICS FROM BROWN UNIVERSITY IN PROVIDENCE, R.I. PRIOR TO HIS CAREER AT SCUDDER KEMPER, HE WAS WITH THE HARRIS BANK AND ALSO TAUGHT AT INDIANA UNIVERSITY.

SCUDDER KEMPER INVESTMENTS, INC. IS THE INVESTMENT MANAGER FOR KEMPER FUNDS. IT IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS WORLDWIDE, MANAGING MORE THAN $239 BILLION IN ASSETS GLOBALLY FOR MUTUAL FUND INVESTORS, RETIREMENT AND PENSION PLANS, INSTITUTIONAL AND CORPORATE CLIENTS, INSURANCE COMPANIES AND PRIVATE, FAMILY AND INDIVIDUAL ACCOUNTS.

DEAR SHAREHOLDERS,

The third quarter of 1998 ended on a mildly positive note with the Federal Reserve Board (the Fed) reducing interest rates by 1/4 of a point to 5.25 percent. While some investors were disappointed by the small size of the adjustment, it nevertheless provided a moment of relief after several stormy months. Economic and political instability in Russia, terrorist bombings and U.S. retaliation overseas, lingering effects of the "contagion" in Asia, not to mention weak corporate profits and political scandal in the United States were responsible for considerable uncertainty and market volatility. A series of market dips and drops continued to fuel the debate about whether we would finally see the end of our long-running bull market -- or even plummet into a recession.

     The Fed's mid-September bank credit survey indicated that domestic banks are tightening credit standards for both large and small borrowers. This suggests a reduction in the supply of credit going forward with subsequent negative impacts on employment growth and capital spending. In this sense, there is the beginning of a credit crunch starting in U.S. bank credit markets.

     But investors should find comfort in the fact that economic fundamentals continue to favor financial assets in the U.S. -- particularly Treasury bonds. In a nutshell, the nation's economy remains strong despite its slowdown in the second half of the year. Short-term interest rates are expected to remain low for the remainder of the year. There are no major tax or regulatory threats waiting in the wings. And our economy continues to draw investors from around the world, although perhaps not as fervently as last year.

     The nation's gross domestic product (GDP), which represents the total value of all goods and services produced within the U.S. economy, is expected to have grown at an annualized rate of 2 percent in the third quarter of 1998. Faster growth can be attributed to several one-time factors, including a domestic correction in inventory levels and the end of the General Motors strike.

     Real capital spending and employment growth have remained solid. Consumer confidence remains fairly high. Home sales remain robust. Economic policy continues to support the nation's fiscal budget surplus projection of $65 billion.

     As far as inflation goes, there are two tales to be told. Prices for consumer goods, as measured by the consumer price index (CPI), are steady. Compare this to prices for services, which have risen between 2.5 and 3.5 percent. For investors, this difference in pricing flexibility translates into a difference in profit expectations. Profits of domestic service firms should be much stronger than commodity producers dependent on export markets.

     Across the Atlantic, Europe's economy appears to be growing at an even pace as the region progresses toward the Economic and Monetary Union (EMU) slated for January 1, 1999. One effect of the union may be a slight rise in short-term interest rates in Europe -- not because there will be an overt change in policy, but simply because of the convergence of some very disparate interest rates. The average rate will likely be higher than the relatively attractive rate the German Central Bank currently offers, for example.

     In Asia, which has been making headlines around the world for more than a year now, the latest news is from Japan, which recently installed a new prime minister as well as a new finance minister. Much discussion will be focused on changes in Japan's economic policy, particularly in terms of taxation and banking reform -- and patience is in order. Most of the changes in taxation will impact Japan in the first half of 1999. But as far as banking reform goes, those of us familiar with bank reform in the U.S. know that this will be a two- to five-year process. Certainly, investors are looking to Japan to spark recovery for Asia as a whole, which continues to suffer from the "contagion" of low currency values, seriously reduced consumer spending and general economic malaise.

     Indeed, while its full effects remain to be seen -- and felt -- by the majority of American businesses and individuals, the Asian economic crisis has contributed to the general uncertainty of the emotion-driven U.S. markets. Whether it's an economic crisis abroad or political scandal at home, current events move the investors who move the markets.

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.

THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.

                                  [BAR GRAPH]


                                       NOW (9/30/98)        6 MONTHS AGO          1 YEAR AGO        2 YEARS AGO
10-YEAR TREASURY RATE(1)                    5.46                 5.57                 6.3               6.64
PRIME RATE (2)                              8.5                  8.5                  8.5               8.25
INFLATION RATE(3)*                          1.68                 1.44                 2.22              2.88
THE U.S. DOLLAR(4)                          8.19                 4.88                 8.76              3.32
CAPITAL GOODS ORDERS(5)*                    2.81                 8.1                  8.2               8.2
INDUSTRIAL PRODUCTION(5)*                   1.82                 4.31                 5.03              3.3
EMPLOYMENT GROWTH(6)                        2.68                 2.57                 2.6               2.13

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. in the last five years, inflation has been as high as 6 percent. the low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5) These influence corporate profits and equity performance.

(6) An influence on family income and retail sales.

*   Data as of August 31, 1998.

SOURCE:  ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

  One might conclude that, as a result of 1998's slow corporate profit growth and turmoil in Russia and Asia, the psychology of the markets is shifting -- even some of Wall Street's most resolute bulls appear to be reconsidering their long-held convictions. But with the economy's strong fundamentals in place, the outlook for a bear market is premature. In any case, prudent investors are wise to watch for the following economic warning signs: inflation in the form of rising wages and/or prices; residual fallout from Asia, which could appear in the form of reduced sales and earnings for American businesses; and a continued widening of our trade deficit, an imbalance caused by heightened American demand for foreign goods and services. In the months to come, investors are likely to maintain their bias in favor of investments that have historically been considered more conservative: larger capitalization stocks, U.S. Treasuries and only the highest-grade corporate bonds.

  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ John E. Silvia

JOHN E. SILVIA

October 9, 1998

PERFORMANCE UPDATE

[MIER PHOTO]

[MIER PHOTO]
Christopher Mier joined Scudder Kemper Investments, Inc. in 1986 and is a managing director. Mier is the lead portfolio manager of Kemper Florida Tax-Free Income Fund and New York Tax-Free Income Fund. Mier received a B.A. degree in economics from the University of Michigan and went on to receive his M.M. in finance from the Kellogg Graduate School of Management at Northwestern University. He is a chartered financial analyst.

[BRENNAN PHOTO]
Eleanor R. Brennan is the lead portfolio manager of Kemper New Jersey Tax-Free Income Fund. Brennan joined Scudder Kemper Investments in March 1995 and is a vice president. Prior to joining Scudder Kemper, Brennan was an assistant portfolio manager for an unaffiliated investment management firm from 1993 to 1995. She received her B.A. in economics from Ursinus College and an M.S. in finance from Drexel University. Brennan is a chartered financial analyst.

[CONDON PHOTO]
Philip G. Condon is the lead portfolio manager of the Kemper Pennsylvania Tax-Free Income Fund. Condon joined Scudder Kemper Investments in 1983 and is a managing director. He received a B.A. and M.B.A., with a concentration in finance, from the University of Massachusetts, Amherst.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

MUNICIPAL BONDS IN GENERAL AND KEMPER STATE TAX-FREE INCOME SERIES IN PARTICULAR PERFORMED WELL DURING THE PAST TWELVE MONTHS. BELOW, CO-PORTFOLIO MANAGER CHRIS MIER DISCUSSES THE FORCES THAT AFFECTED THE MUNICIPAL BOND MARKET, AND HOW THE FUNDS WERE POSITIONED IN RESPONSE.

Q     CHRIS, THE LAST YEAR APPEARS TO HAVE BEEN A PERIOD OF UNUSUALLY STRONG
PERFORMANCE FOR MUNICIPAL BONDS. IN FACT, THE AVERAGE MUNICIPAL BOND FUND RETURNED 8.20 PERCENT AS MEASURED BY THE LIPPER GENERAL MUNICIPAL DEBT CATEGORY AVERAGE, WHICH WAS EVEN BETTER THAN THE STOCK MARKET'S 8.12 PERCENT AS MEASURED BY THE S&P 500*. WHAT FACTORS WERE RESPONSIBLE FOR THIS PERFORMANCE?

A     The last year was somewhat unusual because factors outside the U.S. played a significant role in the performance of municipal bonds. The market was impacted first by developments in Asia, then in Latin America and Russia.

  Before the fiscal year began, news about potential economic and currency problems in Asian countries had been circulating for a while. Investors began to realize that the outsized growth experienced by these countries -- particularly Hong Kong, Thailand, Malaysia and Indonesia -- was fueled largely by intense speculation by investors worldwide. This support reversed itself in the summer of 1997 and came to a head in October as the Hong Kong stock market imploded. A series of foreign currency devaluations followed.

  However, the problems abroad led to strong performance by government bonds here in the

U.S. Investors opted for the relatively safe haven of Treasuries, and demand drove Treasury bond prices sharply higher. At the same time, investors expected cheaper foreign goods to put a damper on U.S. inflation, and lower exports to impede U.S. economic growth. This suggested lower interest rates in the future, a positive for bonds.

  In 1998, Latin American countries also started to experience problems, and most recently, Russia effectively devalued the ruble. This continuing turmoil further increased demand for U.S. government bonds, and the result was that Treasuries staged a powerful rally in August as the fiscal year drew to a close.

* The Standard and Poor's 500 stock index is an unmanaged index generally considered representative of the U.S. stock market.

Q     DID MUNICIPAL BONDS ENJOY THE SAME KIND OF RALLY?

A     To an extent, yes. But one factor that impeded the muni market's progress was very heavy issuance. Lower interest rates increased the supply of municipal bonds in two ways:

    1) New issues -- new bond offerings flooded the market as local governments tried to capitalize on low interest rates to beef up infrastructure such as highways and water/sewer projects.

                                                              PERFORMANCE UPDATE


    2) Refinancing bonds -- when rates decline, municipal issuers look to refinance their debt, just like private homeowners refinance their mortgages when rates fall. So municipal governments issued new lower-yielding bonds to replace the higher-yielding ones.

    If the current rate of issuance keeps up, 1998 will be a record year in terms of municipal bond issuance.

    Much of this supply has been sopped up by hedge funds and "crossover" buyers, primarily investors who usually buy taxable bonds, but who have recognized the outstanding value in municipals. Such "non-traditional" buyers have helped offset the glut of issuance.

Q HOW DID YOU RESPOND TO THE MARKET'S CONDITIONS?

A Primarily, we adjusted the duration of the funds to help position them to perform. Duration, as you may know, is an indication of a portfolio's sensitivity to changes in interest rates. If you expect the market to rally and interest rates to go down, you want to lengthen duration to help the funds participate as much as possible. If you expect interest rates to trend up, you want to shorten duration to help lessen the negative effects.

    As the fiscal year began, we had been keeping the duration of the funds neutral. That continued through October, when global stock markets went into a tailspin. After that, we began to lengthen duration because we expected a flight to quality to increase demand for government bonds and to force interest rates lower.

    In January, market yields appeared to be near a low, so we moved back to a neutral stance until late into the summer of 1998. During the first half of the year, the domestic economy still appeared strong, and the Federal Reserve's policy reflected a bias to keep interest rates stable to help guard against inflation. But in June, investors began to see signs that U.S. economic growth was slowing and that troubles abroad would likely impede strong domestic growth. So we lengthened durations of the funds through July and August, which put us in a position to benefit when the market rallied strongly in August.

    Overall, we did well adjusting duration in advance of the market's moves, which helped us post good returns despite an overabundance of supply. In fact, three of the four funds (Class A shares, unadjusted for any sales charge), covered in this report significantly outpaced their Lipper category average for the year, and the fourth, the Florida fund (Class A shares, unadjusted for any sales charge), was right at the average. (See page 2 for One-Year Total Returns)

Q YOU MENTIONED THAT CROSSOVER BUYERS HAVE BEGUN TO "RECOGNIZE THE OUTSTANDING
  VALUE IN MUNICIPALS." WHAT OUTSTANDING VALUE DO YOU MEAN?

A Municipal bonds offer attractive value right now for several reasons. First, the heavy supply of municipal bonds has kept yields from declining as fast as Treasuries. Thus, at the end of August, municipal bonds offered nearly the same yield as Treasuries. Second, that relatively high yield doesn't even take into account the tax advantage. And third, because municipal bonds give you a better real return, that is, what you have left after taking into account the effects of inflation.

    Finally, municipal bonds are not currently experiencing some of the credit problems other markets -- such as those for corporate bonds or emerging markets bonds -- are facing.

Q SO YOUR OUTLOOK FOR THE MUNI MARKET IS PRETTY BRIGHT AT THIS POINT.

A We're very optimistic about the prospects for municipal bonds. Municipal bonds not only performed well during the year, they still represent an extremely attractive investment. Their value versus other fixed income securities is only one reason. There are others. For example, the strong economy and low interest rates have increased tax revenues and allowed municipal governments to strengthen their balance sheets. In our experience, credit quality has never been better for many states.

    In addition, the Federal Reserve may lower interest rates in the near future if the U.S. economy appears to be stalling. That would mean lower rates for money market fund investors, and investors who currently have billions of dollars in assets on the sidelines may recognize that munis appear to be the best value in the fixed-income market right now. Demand from such investors could spark a significant rally.

  And finally, the volatility in other markets over the last 12 months has shown the importance of diversification. Because the stock market has advanced strongly over the last three years, many investors' portfolios may have become a little stock-heavy. They may want to take some money out of stocks and put it in bonds to rebalance their portfolios, and muni bonds right now may be a smart choice for many such investors.


TERMS TO KNOW

FLIGHT-TO-QUALITY BUYING A term describing when investors move assets from foreign equity and foreign bond securities to U.S. Treasuries and other high quality securities in times of global economic uncertainty.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and represents the aggregate percentage or dollar value change over the period.

CROSSOVER BUYERS Newcomers to a particular market who do not usually buy securities in that market, but who are drawn by attractive, often temporary values.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
 FOR PERIODS ENDED AUGUST 31, 1998 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                     1-YEAR   5-YEAR   LIFE OF CLASS
--------------------------------------------------------------------------------------------------------
    KEMPER FLORIDA TAX-FREE INCOME FUND CLASS A       3.41%    5.16%        7.65%       (since 4/25/91)
--------------------------------------------------------------------------------------------------------
    KEMPER FLORIDA TAX-FREE INCOME FUND CLASS B       4.38%     N/A         6.22%       (since 5/31/94)
--------------------------------------------------------------------------------------------------------
    KEMPER FLORIDA TAX-FREE INCOME FUND CLASS C       7.26%     N/A         6.64%       (since 5/31/94)
--------------------------------------------------------------------------------------------------------

                                     [LINE GRAPH]

--------------------------------------------------------------------------------
Kemper Florida Tax-Free Income Fund Class A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class A shares from 4/25/91 to 8/31/98
--------------------------------------------------------------------------------

                           Kemper
                        Florida Tax-     Lehman
                            Free        Brothers
                           Income       Municipal      Consumer
  Measurement Period     Fund Class       Bond         Price
(Fiscal Year Covered)        A(1)        Index+        Index++
--------------------------------------------------------------------------------
4/25/91                    10000          10000         10000
                            9664          10079         10059
                           10118          10471         10148
                           10506          10822         10200
                           10526          10854         10303
                           10991          11265         10370
                           11232          11565         10451
                           11463          11776         10496
                           11897          12213         10621
                           12457          12613         10680
                           12907          13039         10732
12/31/93                   13011          13222         10784
                           12379          12496         10888
                           12527          12637         10947
                           12540          12721         11050
                           12502          12539         11072
                           13387          13425         11198
                           13663          13748         11280
                           13974          14143         11331
                           14802          14727         11354
                           14336          14550         11516
                           14460          14661         11590
                           14836          14997         11672
12/31/96                   15201          15380         11731
                           15143          15343         11834
                           15639          15871         11857
                           16088          16350         11923
                           16520          16793         11930
                           16622          16987         11997
                           16861          17245         12056
8/31/98                    17199          17556         12071

                                    [LINE GRAPH]

--------------------------------------------------------------------------------
Kemper Florida Tax-Free Income Fund Class B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class B shares from 5/31/94 to 8/31/98
--------------------------------------------------------------------------------

                           Kemper
                        Florida Tax-     Lehman
                            Free        Brothers
                           Income       Municipal      Consumer
  Measurement Period     Fund Class       Bond         Price
(Fiscal Year Covered)        B(1)        Index+        Index++
--------------------------------------------------------------------------------
5/31/94                   10000        10000         10000
                          10031         9942         10034
                           9921        10007         10129
                           9837         9864         10149
                          10521        10561         10264
                          10916        10816         10339
                          10874        11126         10386
                          11550        11586         10407
                          11175        11446         10556
                          11147        11534         10624
                          11424        11798         10698
12/31/96                  11772        12099         10753
                          11762        12070         10847
                          12108        12486         10868
                          12359        12862         10929
12/31/97                  12688        13211         10936
                          12764        13363         10997
                          12896        13567         11051
8/31/98                   12925        13811         11064

                                    [LINE GRAPH]

--------------------------------------------------------------------------------
Kemper Florida Tax-Free Income Fund Class C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class C shares from 5/31/94 to 8/31/98
--------------------------------------------------------------------------------

                           Kemper
                        Florida Tax-     Lehman
                            Free        Brothers
                           Income       Municipal      Consumer
  Measurement Period     Fund Class       Bond         Price
(Fiscal Year Covered)        C(1)        Index+        Index++
--------------------------------------------------------------------------------
5/31/94                    10000          10000         10000
                            9910           9942         10034
                            9903          10007         10129
                            9845           9864         10149
                           10531          10561         10264
                           10731          10816         10339
                           10955          11126         10386
                           11573          11586         10407
                           11197          11446         10556
                           11255          11534         10624
                           11524          11798         10698
12/31/96                   11795          12099         10753
                           11727          12070         10847
                           12072          12486         10868
                           12407          12862         10929
12/31/97                   12713          13211         10936
                           12761          13363         10997
                           12908          13567         11051
8/31/98                    13149          13811         11064

Past performance is not a guarantee of future results. Investment returns and principal values will fluctuate so that shares when redeemed may be worth more or less than original cost.

* Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments over the periods specified, assuming reinvestment of dividends and, where indicated, adjustment for the maximum sales charge. The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge is 4%. Class C shares have no sales adjustment, but redemptions within one year of purchase may be subject to a contingent deferred sales charge of 1%. Share classes invest in the same underlying portfolio. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

+   The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

KEMPER FLORIDA TAX-FREE INCOME FUND


PORTFOLIO COMPOSITION*
---------------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
---------------------------------------------------------------------------------
    REVENUE BONDS                           77%                     73%
---------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                13                      11
---------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     1                      10
---------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                  9                       6
---------------------------------------------------------------------------------
                                           100%                    100%


                                       [PIE CHART]              [PIE CHART]

QUALITY
                                       ON 8/31/98              ON 8/31/97
    AAA                                     59%                     53%
---------------------------------------------------------------------------------
    AA                                      13                      19
---------------------------------------------------------------------------------
    A                                        7                       4
---------------------------------------------------------------------------------
    BBB                                     10                      15
---------------------------------------------------------------------------------
    NOT RATED                               11                       9
---------------------------------------------------------------------------------
                                           100%                    100%




                                        [PIE CHART]             [PIE CHART]

YEARS TO MATURITY
                                        ON 8/31/98              ON 8/31/97
    1-10 YEARS                              11%                     15%
---------------------------------------------------------------------------------
    11-20 YEARS                             57                      39
---------------------------------------------------------------------------------
    +21 YEARS                               32                      46
---------------------------------------------------------------------------------
                                           100%                    100%

                                  [PIE CHART]               [PIE CHART]


AVERAGE MATURITY
                                   ON 8/31/98                ON 8/31/97
                                    17.0 years                15.9 years
--------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

                                                        PORTFOLIO OF INVESTMENTS

KEMPER FLORIDA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT AUGUST 31, 1998
(DOLLARS IN THOUSANDS)


--------------------------------------------------------------------------------------------------------------
                     ISSUER                                                         PRINCIPAL
                                                                                      AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
--------------------------------------------------------------------------------------------------------------
                     Hillsboro County, Aviation Auth., Tampa International
                       Airport, Rev.,
                       6.90%, to be called 10-1-99 @ 102                              $  585      $    617
                     -----------------------------------------------------------------------------------------
                     Volusia County Health Facilities Auth., Memorial Health
                       Systems, Hospital Facilities Rev., 8.25%, to be called
                       6-1-00 @ 102                                                    1,940         2,123
                     -----------------------------------------------------------------------------------------
                     Jacksonville Health Facilities Auth., Rev., Memorial Medical
                       Center Proj., Rev., 6.75%, to be called 5-1-01 @ 102            2,000         2,188
                     -----------------------------------------------------------------------------------------
                     Department of Natural Resources, Preservation 2000, Rev.,
                       6.75% to be called 7-1-01 @ 102                                 1,000         1,099
                     -----------------------------------------------------------------------------------------
                     Dunedin, Mease Health Care, Hospital Rev., 6.75%, to be
                       called 11-15-01 @ 102                                             750           831
                     -----------------------------------------------------------------------------------------
                     St. Petersburg Health Facilities Auth., Allegheny Health
                       System, Rev.,
                       7.00%, to be called 12-1-01 @ 102                                 500           558
                     -----------------------------------------------------------------------------------------
                     Charlotte County, Utility System Rev., 6.75%, to be called
                       10-1-03 @ 102                                                     250           287
                     -----------------------------------------------------------------------------------------
                     St. Petersburg Health Facilities Auth., Allegheny Health
                       System, Rev.,
                       6.75%, to be called 12-1-03 @ 100                               1,000         1,134
                     -----------------------------------------------------------------------------------------
                     Jacksonville District, Water and Sewer Rev., 5.00%, to be
                       called 10-1-08 @ 100                                            1,000         1,068
                     -----------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--9.2%                                        9,905
                     -----------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------------------------------------
                     Board of Education, Public Education Capital Outlay, Gen.
                       Oblg.,
                       4.50% through 7.25%, 2014 through 2027                          3,840         3,890
                     -----------------------------------------------------------------------------------------
                     Department of Natural Resources, Preservation 2000, Rev.,
                       5.25%, 2011                                                     1,000         1,067
                     -----------------------------------------------------------------------------------------
                     Housing Finance Agcy., GNMA Collateralized Home Ownership
                       Rev., 7.90%, 2022                                                 910           961
                     -----------------------------------------------------------------------------------------
                     Ports Authority Financing Community, Gen. Oblg.,
                       5.375%, 2016                                                    2,000         2,083
                     -----------------------------------------------------------------------------------------
                     Broward County:
                       Airport System Rev., 5.25%, 2012                                1,000         1,051
                       Port Facilities Rev., 5.375%, 2012                              1,500         1,596
                       North Site Proj., Resource Recovery Rev., 7.95%, 2008             815           874
                       South Site Proj., Resource Recovery Rev., 7.95%, 2008             865           928
                     -----------------------------------------------------------------------------------------
                     Dade City Governmental Leasing Corp., Department of Health
                       and Rehabilitation Services, Rev., 9.00%, 2020                  1,025         1,078
                     -----------------------------------------------------------------------------------------
                     Dade County:
                       Aviation Rev., 6.55% and 5.125%, 2013 and 2014                  3,000         3,220
                       Housing Finance Auth., Single Family Mortgage Rev., 7.25%,
                         2023                                                            355           374
                       Miami International Airport, Aviation Facilities, Rev.,
                         5.00%, 2024                                                   1,000           986
                       School District, Gen. Oblg., 5.375%, 2014                       1,000         1,083
                       Water and Sewer System Rev., 6.25% and 5.50%, 2011 and
                         2025                                                          2,500         2,687
                     -----------------------------------------------------------------------------------------
                     Duval County Housing Finance Auth., Single Family Mortgage
                       Rev.,
                       7.25%, 2019                                                       520           550
                     -----------------------------------------------------------------------------------------
                     Escambia County:
                       Housing Finance Auth., Single Family Mortgage Rev., 6.90%,
                         2020                                                            805           853
                       Pollution Control Rev., 6.40%, 2030                             1,500         1,654
                     -----------------------------------------------------------------------------------------
                     Fort Pierce, Utilities System Rev., zero coupon, 2009             4,695         2,883
                     -----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
                     ISSUER                                                         PRINCIPAL
                                                                                     AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------
                     Gainesville, Utilities System Rev., 6.50%, 2010                  $1,370      $  1,636
                     -----------------------------------------------------------------------------------------
                     Hillsborough County:
                       Aviation Auth., Tampa International Airport, Rev., 6.90%,
                         2011                                                            665           700
                       Housing Finance Auth., Single Family Mortgage Rev., 6.50%
                         and 7.30%, 2019 and 2022                                      1,345         1,576
                       Utility Rev., 7.00%, 2014                                       1,325         1,433
                     -----------------------------------------------------------------------------------------
                     Jacksonville, Electric Auth., Rev., 5.00%, 2023                   1,000           992
                     -----------------------------------------------------------------------------------------
                     Manatee County, Meditrust Proj., First Mortgage Rev., 7.35%,
                       2015                                                            1,615         1,836
                     -----------------------------------------------------------------------------------------
                     Martin County, Industrial Dev. Auth., Indiantown
                       Cogeneration, L.P. Proj., Rev., 7.875%, 2025                    2,325         2,737
                     -----------------------------------------------------------------------------------------
                     Nassau County, GF/ Amelia Island Properties, Inc. Proj.,
                       Rev., 9.75%, 2023                                                 985         1,145
                     -----------------------------------------------------------------------------------------
                     North Miami, Johnson and Wales University Proj., Educational
                       Facilities Rev., 6.10% and 6.125%, 2013 and 2020                2,785         2,942
                     -----------------------------------------------------------------------------------------
                     Orange County, Health Facilities Auth., Rev., 6.25%, 2016
                       and 2018                                                        3,500         4,119
                     -----------------------------------------------------------------------------------------
                     Orlando - Orange County Expressway Auth., Junior Lien, Rev.,
                       6.50%, 2012                                                     1,000         1,198
                     -----------------------------------------------------------------------------------------
                     Orlando:
                       Greater Orlando, Aviation Auth., Rev., 5.125%, 2017             1,000         1,008
                       Utilities Commission, Water and Electric Rev., 6.75%, 2017      3,000         3,706
                     -----------------------------------------------------------------------------------------
                     Palm Beach County:
                       Criminal Justice Facilities, Rev., 7.20%, 2015                    110           142
                       Gen. Oblg., 5.00%., 2014                                        1,000         1,097
                       Port Palm Beach, District of Florida, Rev., 5.375%, 2012        1,100         1,172
                       Solid Waste Auth., Rev., 6.00%, 2019                            2,865         1,389
                     -----------------------------------------------------------------------------------------
                     Pensacola, Health Facilities Auth., Rev., 5.25%, 2011             2,200         2,267
                     -----------------------------------------------------------------------------------------
                     Pinellas County:
                       Pollution Control Rev., 7.20%, 2014                             2,000         2,198
                       Sewer Rev., 5.00%, 2013                                         1,000         1,028
                     -----------------------------------------------------------------------------------------
                     Port St. Lucie, Special Assessment, Rev., 5.00% and 5.40%,
                       2013 and 2016                                                   3,000         3,113
                     -----------------------------------------------------------------------------------------
                     St. John's County, Water and Sewer Rev., zero coupon, 2016          440           187
                     -----------------------------------------------------------------------------------------
                     Sunrise:
                       Public Facilities Rev., zero coupon, 2018                         425           161
                       Utilities System Rev., 5.20%, 2022                              2,000         2,083
                     -----------------------------------------------------------------------------------------
                     Tampa:
                       Expressway Auth., Rev., 5.125%, 2017                              475           483
                       Health System, Catholic Health, Rev., 4.75%, 2028               1,000           954
                       Sports Auth., Special Purpose, Rev., 5.75%, 2020                2,075         2,334
                       Utility Tax, Rev., zero coupon, 2015 through 2020               7,000         2,869
                     -----------------------------------------------------------------------------------------
                     Village Center Community Dev. District, Utility Rev., 6.00%,
                       2018                                                            1,250         1,440
                     -----------------------------------------------------------------------------------------
                     Westchase Community Dev. District, Rev., 5.80%, 2012              3,000         3,308
                     -----------------------------------------------------------------------------------------
                     Winter Haven Utility System, Rev., 4.75%, 2028                    1,000           965
                     -----------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev.:
                         zero coupon and 6.50%, 2017 and 2018                          5,500         3,577
                       Gen. Oblg., 5.375% through 6.25%, 2013 through 2025             4,350         4,850
                       Highway and Transportation Auth., Rev., 6.00% , 2018            1,250         1,443
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                          1,030         1,122
                     -----------------------------------------------------------------------------------------
                     Virgin Islands Public Finance Auth., Matching Fund Loan,
                       Rev.,
                       6.00% and 7.25% 2018 and 2022                                   3,630         4,008
                     -----------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--88.4%                                       95,036
                     -----------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--97.6%
                     (Cost: $97,771)                                                               104,941
                     -----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
                     ISSUER                                                         PRINCIPAL
                                                                                     AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------
MONEY MARKET         Yield--3.50%
INSTRUMENTS
--.9%
                     Due--September 1998
                     (Cost: $1,000)                                                   $1,000      $  1,000
                     -----------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--98.5%
                     (Cost: $98,771)                                                               105,941
                     -----------------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.5%                                   1,590
                     -----------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                             $107,531
                     -----------------------------------------------------------------------------------------

------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
------------------------------------------------------------------------------

Based on the cost of investments of $98,771,000 for federal income tax purposes at August 31, 1998, the gross unrealized appreciation was $7,179,000, the gross unrealized depreciation was $9,000 and the net unrealized appreciation on investments was $7,170,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

KEMPER NEW JERSEY TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
FOR PERIODS ENDED AUGUST 31, 1998 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                        1-YEAR    LIFE OF CLASS
--------------------------------------------------------------------------------------------------
    KEMPER NEW JERSEY TAX-FREE INCOME FUND CLASS A       3.56%        6.30%       (since 3/15/95)
--------------------------------------------------------------------------------------------------
    KEMPER NEW JERSEY TAX-FREE INCOME FUND CLASS B       4.49         6.45        (since 3/15/95)
--------------------------------------------------------------------------------------------------
    KEMPER NEW JERSEY TAX-FREE INCOME FUND CLASS C       7.63         7.08        (since 3/15/95)
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Kemper New Jersey Tax-Free Income Fund Class A
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investments in
Class A shares from 3/15/95 to 8/31/98
--------------------------------------------------------------------------------

                          Kemper
                        New Jersey      Lehman
                         Tax-Free      Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond          Price
 (Fiscal Year Covered)     A(1)         Index+        Index++
--------------------------------------------------------------
3/15/95                    10000         10000         10000
                            9666         10115         10033
                            9832         10359         10106
                           10076         10656         10152
                           10700         11096         10172
                           10405         10963         10318
                           10442         11047         10384
                           10653         11300         10457
12/31/96                   10916         11588         10510
                           10879         11560         10603
                           11216         11958         10623
                           11548         12319         10683
12/31/97                   11850         12653         10689
                           11947         12799         10749
                           12120         12994         10802
8/31/98                    12361         13227         10815

--------------------------------------------------------------------------------
Kemper New Jersey Tax-Free Income Fund Class B
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investments in
Class B shares from 3/15/95 to 8/31/98
--------------------------------------------------------------------------------

                          Kemper
                        New Jersey      Lehman
                         Tax-Free      Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond          Price
(Fiscal Year Covered)      B(1)          Index+       Index++
--------------------------------------------------------------
3/15/95                  10000        10000         10000
                         10097        10115         10033
                         10493        10359         10106
                         10460        10656         10152
                         11155        11096         10172
                         10827        10963         10318
                         10779        11047         10384
                         10965        11300         10457
12/31/96                 11304        11588         10510
                         11303        11560         10603
                         11604        11958         10623
                         11867        12319         10683
12/31/97                 12167        12653         10689
                         12252        12799         10749
                         12417        12994         10802
8/31/98                  12420        13227         10815

--------------------------------------------------------------------------------
Kemper New Jersey Tax-Free Income Fund Class C
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investments in
Class C shares from 3/15/95 to 8/31/98
--------------------------------------------------------------------------------

                          Kemper
                        New Jersey      Lehman
                         Tax-Free      Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond         Price
(Fiscal Year Covered)       C1          Index+        Index++
3/15/95                    10000         10000         10000
                           10122         10115         10033
                           10286         10359         10106
                           10531         10656         10152
                           11161         11096         10172
                           10824         10963         10318
                           10869         11047         10384
                           11076         11300         10457
12/31/96                   11326         11588         10510
                           11279         11560         10603
                           11593         11958         10623
                           11915         12319         10683
12/31/97                   12207         12653         10689
                           12289         12799         10749
                           12444         12994         10802
8/31/98                    12675         13227         10815

Past performance is not a guarantee of future results. Investment returns and principal values will fluctuate so that shares when redeemed may be worth more or less than original cost.

* Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments over the periods specified, assuming reinvestment of dividends and, where indicated, adjustment for the maximum sales charge. The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge is 4%. Class C shares have no sales adjustment, but redemptions within one year of purchase may be subject to a contingent deferred sales charge of 1%. Share classes invest in the same underlying portfolio. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

+    The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++   The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

KEMPER NEW JERSEY TAX-FREE INCOME FUND

PORTFOLIO COMPOSITION*                  ON 8/31/98              ON 8/31/97

--------------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------------
    REVENUE BONDS                           63%                     60%
--------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                29                      25
--------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     1                      12
--------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                  7                       3
--------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
QUALITY                                  ON 8/31/98              ON 8/31/97

--------------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------------
    AAA                                     72%                     73%
--------------------------------------------------------------------------------
    AA                                      10                       9
--------------------------------------------------------------------------------
    A                                        2                       4
--------------------------------------------------------------------------------
    BBB                                     10                      10
--------------------------------------------------------------------------------
    B                                        1                       1
--------------------------------------------------------------------------------
    NOT RATED                                5                       3
--------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
YEARS TO MATURITY                       ON 8/31/98              ON 8/31/97

--------------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------------
    1-10 YEARS                              16%                      5%
--------------------------------------------------------------------------------
    11-20 YEARS                             65                      72
--------------------------------------------------------------------------------
    + 21 YEARS                              19                      23
--------------------------------------------------------------------------------
                                           100%                    100%



                                    [PIE CHART]               [PIE CHART]
AVERAGE MATURITY                     ON 8/31/98                ON 8/31/97

--------------------------------------------------------------------------------
                                    ON 8/31/98                ON 8/31/97
--------------------------------------------------------------------------------
                                    16.4 years                15.8 years
--------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO Statistics

PORTFOLIO OF INVESTMENTS

NEW JERSEY TAX-FREE INCOME FUND

Portfolio of Investments at August 31, 1998

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------
                     ISSUER                                                    PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
--------------------------------------------------------------------------------------------------------------
                     Jersey City, Gen. Oblg., 6.60%, to be called 5-15-01 @ 102        $ 40         $   44
                     -----------------------------------------------------------------------------------------
                     Virgin Islands Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, to be called 10-1-02 @ 102                           75             86
                     -----------------------------------------------------------------------------------------
                     Atlantic City Board of Education, Gen. Oblg.,
                       6.15%, to be called 12-1-02 @ 102                                150            166
                     -----------------------------------------------------------------------------------------
                     Essex County, Improvement Auth., College Proj., Rev.,
                       7.00%, to be called 12-1-04 @ 102                                 15             18
                     -----------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--5.2%                                          314
                     =========================================================================================
--------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------------------------------------
                     Economic Dev. Auth.:
                       Educational Testing Service, Rev., 5.875% and 6.125%, 2015
                         and 2026                                                       200            215
                       Market Transition Facility, Rev., 5.875%, 2011                    90             99
                       Pollution Control, Public Service Electric and Gas Company
                         Proj., Rev., 6.40%, 2032                                        90             99
                     -----------------------------------------------------------------------------------------
                     Educational Facilities Auth.:
                       Caldwell College, Rev., 7.25%, 2025                               50             55
                       Institute of Advanced Study, Rev., 5.00%, 2014                   150            153
                       Rider College, Rev., 6.20%, 2017                                 115            125
                       Rowan College, Rev., 5.875%, 2013                                100            110
                       Rutgers State University, Rev., 5.00%, 2013                      100            103
                       Trenton State College, Rev., 5.125%, 2024                        100            100
                     -----------------------------------------------------------------------------------------
                     Health Care Facilities Financing Auth.:
                       Atlantic City Medical Center, Rev., 6.80%, 2011                   75             83
                       Holy Name Hospital, Rev., 6.00%, 2025                            100            106
                       Dover General Hospital and Medical Center, Rev., 5.875%,
                         2012                                                            75             82
                       Hackensack Medical Center, Rev., 6.625%, 2017                     15             16
                       Jersey Shore Medical Center, Rev., 6.25%, 2016                   100            111
                       Southern Ocean County Hospital, Rev., 6.125%, 2013               120            127
                     -----------------------------------------------------------------------------------------
                     Highway Auth., Garden State Parkway, Rev., 6.25%, 2014              50             54
                     -----------------------------------------------------------------------------------------
                     Housing and Mortgage Finance Agcy., Home Buyer Rev., 6.05%,
                       2028                                                             100            107
                     -----------------------------------------------------------------------------------------
                     Sports and Exposition Auth., Rev., 6.00%, 2013                     100            108
                     -----------------------------------------------------------------------------------------
                     Transportation Trust Fund Auth., Rev., 6.50%, 2005 and 2011        175            205
                     -----------------------------------------------------------------------------------------
                     Turnpike Auth., Rev., 6.50%, 2016                                  125            151
                     -----------------------------------------------------------------------------------------
                     Wastewater Treatment Trust, Rev., 7.00%, 2007                      100            121
                     -----------------------------------------------------------------------------------------
                     Atlantic City Board of Education, Gen. Oblg., 6.10%, 2014          100            116
                     -----------------------------------------------------------------------------------------
                     Bayshore Regional Sewerage Auth., Rev., 5.50%, 2012                100            108
                     -----------------------------------------------------------------------------------------
                     Bergen County, Utilities Auth., Rev., 5.125%, 2012                  50             52
                     -----------------------------------------------------------------------------------------
                     Camden County Improvement Auth., Rev., 5.25%, 2013                 100            105
                     -----------------------------------------------------------------------------------------
                     Cape May County, Municipal Utilities Auth., Rev., 6.00%,
                       2011                                                              15             16
                     -----------------------------------------------------------------------------------------
                     Chatham Borough, Gen. Oblg., 5.80%, 2015                            32             35
                     -----------------------------------------------------------------------------------------
                     Clearview Regional High School District, Board of Education,
                       Gen. Oblg., 5.00%, 2011                                           75             79
                     -----------------------------------------------------------------------------------------
                     East Orange Board of Education, Gen. Oblg., zero coupon,
                       2016                                                             150             65
                     -----------------------------------------------------------------------------------------
                     Elizabeth, Gen. Oblg., zero coupon, 2007                           225            152
                     -----------------------------------------------------------------------------------------
                     Freehold Township Board of Education, Gen. Oblg., 5.375%,
                       2011                                                              50             53
                     -----------------------------------------------------------------------------------------
                     Hudson County, Gen. Oblg., 5.40%, 2025                              50             53
                     -----------------------------------------------------------------------------------------
                     Jackson Township, Gen. Oblg., 6.60%, 2012                          135            163
                     -----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
                     ISSUER                                                     PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------
                     Jersey City:
                       Gen. Oblg., 5.50% and 6.25%, 2011 and 2012                      $100         $  112
                       Utilities Auth., Rev., 5.25%, 2008                                50             54
                     -----------------------------------------------------------------------------------------
                     Manchester Township, Gen. Oblg., 5.00%, 2011                        50             52
                     -----------------------------------------------------------------------------------------
                     Mercer County, Improvement Auth., Rev., 5.75%, 2017                100            109
                     -----------------------------------------------------------------------------------------
                     Merchantville Board of Education, Gen. Oblg., 5.80%, 2014          100            108
                     -----------------------------------------------------------------------------------------
                     Metuchen Local School District, Gen. Oblg., 5.125%, 2016           100            102
                     -----------------------------------------------------------------------------------------
                     Middlesex County:
                       Improvement Auth., Rev., 5.45%, 2011                              75             81
                       Utilities Auth., Rev., 5.25%, 2010                                55             59
                     -----------------------------------------------------------------------------------------
                     Monroe Township Board of Education, Gen. Oblg., 5.20%, 2015         75             79
                     -----------------------------------------------------------------------------------------
                     Newark:
                       Board of Education, Gen. Oblg., 6.00%, 2010                       15             16
                       Gen. Oblg., 5.30%, 2008                                           75             81
                     -----------------------------------------------------------------------------------------
                     North Brunswick Township, Gen. Oblg., 6.10% and 6.30%, 2010
                       and 2015                                                         135            150
                     -----------------------------------------------------------------------------------------
                     North Hudson Sewerage Auth., Rev., 5.25%, 2016                     100            103
                     -----------------------------------------------------------------------------------------
                     Ocean County, Utilities Auth., Rev., 5.00%, 2013                    50             51
                     -----------------------------------------------------------------------------------------
                     Paulsboro Borough, Gen. Oblg., 5.80%, 2014                          15             16
                     -----------------------------------------------------------------------------------------
                     Port Auth. of New York and New Jersey:
                       Continental Airlines, Inc. and Eastern Airlines, Inc.
                         Proj., Rev., 9.125%, 2015                                       25             28
                       JFK International Air Terminal LLC Proj., Rev., 5.75%,
                         2025                                                           100            106
                         Rev., 6.00%, 2014                                               75             82
                     -----------------------------------------------------------------------------------------
                     Salem County Pollution Control Auth., Rev., 5.70%, 2028             75             79
                     -----------------------------------------------------------------------------------------
                     Southern Regional High School District, Gen. Oblg., 5.50%,
                       2010                                                              75             81
                     -----------------------------------------------------------------------------------------
                     Sparta Township Board of Education, Gen. Oblg., 5.75%, 2013         75             81
                     -----------------------------------------------------------------------------------------
                     Summit, Gen. Oblg., 5.00%, 2010                                     45             47
                     -----------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Electric Power Auth., Rev., 4.75% and 6.50%, 2006 and 2024       175            183
                       Highway and Transportation Auth., Rev., 6.25%, 2016              120            142
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev.,
                         6.50%, 2026                                                    100            109
                       Industrial, Tourist, Educational, Medical, Environmental
                         Control Facilities, Financing Auth., Rev., 5.625%, 2017         25             26
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                            40             44
                     -----------------------------------------------------------------------------------------
                     Virgin Islands:
                       Public Finance Auth., Matching Fund Loan, Rev., 6.00%,
                         2022                                                           100            105
                       Water and Power Auth., Rev., 5.30%, 2018                          75             76
                     -----------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--94.2%                                        5,689
                     =========================================================================================
                     TOTAL INVESTMENTS--99.4%
                     (Cost: $5,611)                                                                  6,003
                     =========================================================================================
                     CASH AND OTHER ASSETS, LESS LIABILITIES--.6%                                       34
                     -----------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                               $6,037
                     -----------------------------------------------------------------------------------------

 NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $5,611,000 for federal income tax purposes at August 31, 1998, the gross and net unrealized appreciation on investments was $392,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

KEMPER NEW YORK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
FOR PERIODS ENDED AUGUST 31, 1998 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                              1-YEAR   5-YEAR   10-YEAR   LIFE OF CLASS
---------------------------------------------------------------------------------------------------
    KEMPER NEW YORK TAX-FREE INCOME FUND
    CLASS A                                    3.52%    4.95%    7.98%     7.46%   (since 12/31/85)
---------------------------------------------------------------------------------------------------
    KEMPER NEW YORK TAX-FREE INCOME FUND
    CLASS B                                    4.65      N/A      N/A      6.03    (since 5/31/94)
---------------------------------------------------------------------------------------------------
    KEMPER NEW YORK TAX-FREE INCOME FUND
    CLASS C                                    7.56      N/A      N/A      6.37    (since 5/31/94)
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Kemper New York Tax-Free Income Fund Class A
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class A shares from 12/31/85 to 8/31/98
--------------------------------------------------------------------------------

                          Kemper
                         New York       Lehman
                         Tax-Free      Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond           Price
(Fiscal Year Covered)       A(1)         Index+        Index++
--------------------------------------------------------------
12/31/85                   10000         10000         10000
                           10060         11012          9954
                            9813         10945         10018
                           10299         11533         10082
                           10750         11932         10110
                           10919         12220         10256
                           10497         11889         10384
                            9921         11593         10522
                           10637         12111         10558
                           10810         12527         10659
                           10976         12770         10796
                           11256         13098         10961
                           11461         13342         11025
                           11592         13430         11189
                           12424         14225         11354
                           12413         14235         11436
12/31/89                   12837         14781         11537
                           12762         14847         11775
                           13110         15194         11885
                           13025         15203         12141
                           13598         15858         12242
                           13958         16217         12351
                           14302         16563         12443
                           14994         17207         12553
                           15419         17784         12617
                           15453         17837         12745
                           16148         18513         12827
                           16558         19006         12928
                           16872         19351         12983
                           17575         20070         13138
                           18201         20727         13211
                           18834         21428         13275
12/31/93                   19060         21729         13339
                           18207         20536         13468
                           18352         20768         13541
                           18324         20905         13669
                           18117         20606         13696
                           19283         22062         13852
                           19684         22593         13952
                           20183         23243         14016
                           21374         24202         14044
                           20778         23911         14245
                           20911         24094         14337
                           21431         24646         14437
                           21919         25274         14511
                           21826         25213         14639
                           22551         26082         14666
                           23197         26868         14748
                           23868         27597         14758
                           24068         27915         14840
                           24422         28340         14913
8/31/98                    24887         28850         14931

--------------------------------------------------------------------------------
Kemper New York Tax-Free Income Fund Class B
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class B shares from 05/31/94 to 8/31/98
--------------------------------------------------------------------------------


                          Kemper
                         New York       Lehman
                         Tax-Free      Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond           Price
(Fiscal Year Covered)      B(1)          Index+        Index++
--------------------------------------------------------------
5/31/94                     10000        10000         10000
                          10018.9         9942         10034
                          10046.8        10007         10129
                           9771.1         9864         10149
                          10373.8        10561         10264
                            10766        10816         10339
                          10751.6        11126         10386
                          11425.5        11586         10407
                          11103.4        11446         10556
                          11046.5        11534         10624
                          11307.7        11798         10698
12/31/96                  11625.6        12099         10753
                            11608        12070         10847
                          11966.8        12486         10868
                          12216.4        12862         10929
12/31/97                  12542.4        13211         10936
                          12643.8        13363         10997
                          12805.5        13567         11051
8/31/98                   12831.7        13811         11064

--------------------------------------------------------------------------------
Kemper New York Tax-Free Income Fund Class C
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class C shares from 05/31/94 to 8/31/98
--------------------------------------------------------------------------------

                          Kemper
                         New York       Lehman
                         Tax-Free      Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond           Price
(Fiscal Year Covered)      C(1)          Index+        Index++
--------------------------------------------------------------
5/31/94                    10000         10000         10000
                           10000          9942         10034
                           10000         10007         10129
                           10000          9864         10149
                           10067         10561         10264
                           10257         10816         10339
                           10495         11126         10386
                           11093         11586         10407
                           10760         11446         10556
                           10816         11534         10624
                           11052         11798         10698
12/31/96                   11278         12099         10753
                           11207         12070         10847
                           11567         12486         10868
                           11874         12862         10929
12/31/97                   12180         13211         10936
                           12256         13363         10997
                           12411         13567         11051
8/31/98                    12632         13811         11064

Past performance is not a guarantee of future results. Investment returns and principal values will fluctuate so that shares when redeemed may be worth more or less than original cost.

*Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments over the periods specified, assuming reinvestment of dividends and, where indicated, adjustment for the maximum sales charge. The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge is 4%. Class C shares have no sales adjustment, but redemptions within one year of purchase may be subject to a contingent deferred sales charge of 1%. Share classes invest in the same underlying portfolio. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated.

(1)Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

+The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

KEMPER NEW YORK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*                  ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------------
    REVENUE BONDS                           73%                     75%
--------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                 11                      11
--------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                14                       5
--------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     2                       9
--------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]               [PIE CHART]
                                         ON 8/31/98                ON 8/31/97

--------------------------------------------------------------------------------
QUALITY                                  ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------------
    AAA                                     42%                     46%
--------------------------------------------------------------------------------
    AA                                      12                      25
--------------------------------------------------------------------------------
    A                                       23                       8
--------------------------------------------------------------------------------
    BBB                                     16                      16
--------------------------------------------------------------------------------
    BB                                      --                       1
--------------------------------------------------------------------------------
    B                                        1                       1
--------------------------------------------------------------------------------
    NOT RATED                                6                       3
--------------------------------------------------------------------------------
                                           100%                    100%

                                         [PIE CHART]               [PIE CHART]
                                         ON 8/31/98                ON 8/31/97

--------------------------------------------------------------------------------
YEARS TO MATURITY                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------------
    1-10 YEARS                              14%                     13%
--------------------------------------------------------------------------------
    11-20 YEARS                             51                      50
--------------------------------------------------------------------------------
    +21 YEARS                               35                      37
--------------------------------------------------------------------------------
                                           100%                    100%

                                    [PIE CHART]               [PIE CHART]
                                    ON 8/31/98                ON 8/31/97

--------------------------------------------------------------------------------
AVERAGE MATURITY                    ON 8/31/98                ON 8/31/97
--------------------------------------------------------------------------------
                                    17.6 years                15.9 years
--------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

NEW YORK TAX-FREE INCOME FUND

Portfolio of Investments at August 31, 1998

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------
                     ISSUER                                                     PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
--------------------------------------------------------------------------------------------------------------
                     Virgin Islands Housing Finance Auth., GNMA Collateralized
                       Home Mortgage Rev., 8.10%, to be called 12-1-98 @ 102          $    70     $     72
                     -----------------------------------------------------------------------------------------
                     Dormitory Auth., Ideal Senior Living Center, Rev., 7.625%,
                       to be called 2-1-99 @ 102                                          400          415
                     -----------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy., Montefiore Medical
                       Center, Rev., 7.25%, to be called 2-15-99 @ 102                  2,000        2,074
                     -----------------------------------------------------------------------------------------
                     Dutchess County Resource Recovery Agcy., Solid Waste
                       Management System, Rev., 7.50%, to be called 1-1-00 @ 102        2,000        2,139
                     -----------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy., Mental Health Service
                       Facilities Improvement, Rev., 7.75%, to be called 2-15-00
                       @ 102                                                              365          393
                     -----------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy., Mental Health Service
                       Facilities Improvement, Rev., 7.875%, to be called 8-15-00
                       @ 102                                                              940        1,032
                     -----------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy., Presbyterian Hospital
                       Proj., Rev., 7.70%, to be called 8-15-00 @ 102                   4,000        4,378
                     -----------------------------------------------------------------------------------------
                     Environmental Facilities Corp., State Water Pollution
                       Control, Revolving Fund Rev., 7.25%, to be called 6-15-01
                       @ 102                                                              900        1,000
                     -----------------------------------------------------------------------------------------
                     Dormitory Auth., Menorah Campus, Inc., Rev., 7.30% and
                       7.40%, to be called 8-1-01 @ 102                                 3,850        4,295
                     -----------------------------------------------------------------------------------------
                     Housing Finance Agcy., Service Contract Obligation, Rev.,
                       7.30%, to be called 9-15-01 @ 102                                1,925        2,156
                     -----------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy., Mental Health Service
                       Facilities, Improvement, Rev., 7.40%, to be called 2-15-02
                       @ 102                                                              755          853
                     -----------------------------------------------------------------------------------------
                     Housing Finance Agcy., Service Contract Obligation, Rev.,
                       7.25%, to be called 3-15-02 @ 102                                1,815        2,052
                     -----------------------------------------------------------------------------------------
                     Dormitory Auth., State University Educational Facilities,
                       Rev., 7.25%, to be called 5-15-02 @ 102                            155          176
                     -----------------------------------------------------------------------------------------
                     Virgin Islands, Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, to be called 10-1-02 @ 102                          7,100        8,135
                     -----------------------------------------------------------------------------------------
                     Battery Park City Auth., Rev., 8.625%, to be called 6-1-05 @
                       100                                                                 10           13
                     -----------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--10.3%                                      29,183
                     -----------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------------------------------------
                     Dormitory Auth.:
                       City University System, Rev., 5.75% and 7.00%, 2009
                         through 2018                                                  12,550       14,187
                       Colgate University, Rev., 6.00%, 2016 and 2021                   1,750        2,022
                       Cornell University, Rev., 7.375%, 2020                           2,000        2,159
                       Fordham University, Rev., 7.20%, 2015                              790          850
                       Judicial Lease Facility, Rev., 7.375%, 2016                        120          152
                       Mental Health Services Facilities Improvement, Rev., 5.00%
                         2012                                                           2,320        2,497
                       Nursing Home Facilities, Rev., 5.00%, 2024                       4,750        4,612
                       Pace University, Rev., 6.50%, 2011 and 2012                      1,260        1,509
                       Special Art School Districts Program, Rev., 7.00%, 2013          1,300        1,395
                       State University Educational Facilities, Rev., 5.875%
                         through 7.50%, 2010 through 2017                               4,325        5,089
                       St. Joseph's Hospital Health Center, Rev., 6.00%, 2009           1,000        1,127
                       St. Vincent's Hospital and Medical Center, Rev., 7.375%,
                         2011                                                           2,500        2,782
                       Upstate Community Colleges, Rev., 5.875%, 2016                   3,555        3,799
                     -----------------------------------------------------------------------------------------
                     Energy Research and Dev. Auth., Consolidated Edison Company
                       of New York, Inc. Proj., Rev., 7.50%, 2025                       3,500        3,632
                     -----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
                     ISSUER                                                    PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------
                     Environmental Facilities Corp.:
                       Huntington Resource Recovery Proj., Rev., 7.50%, 2012          $ 3,745     $  4,054
                       Riverbank State Park, Rev., 6.25%, 2012                          3,695        4,324
                       State Water Pollution Control, Revolving Fund Rev., 7.25%
                         and 6.50%, 2010 and 2014                                         190          208
                     -----------------------------------------------------------------------------------------
                     Housing Finance Agcy.:
                       Local Government Assistance Corp., zero coupon, 2009             5,980        3,722
                       Multi-Family Mortgage, Rev., 6.95% and 6.00%, 2012 and
                         2027                                                           2,695        2,905
                       Service Contract Oblg., Rev., 7.25% and 7.30%, 2012                260          289
                       State University Construction, Rev., 8.00%, 2011                   200          261
                       West-H.E.L.P. Housing, Rev., 7.55%, 2002                         2,420        2,503
                     -----------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy.:
                       Albany Medical Center, Rev., 8.00%, 2028                            55           56
                       Medical Care Facilities Finance Agcy., Rev., 7.60%, 2029         2,000        2,075
                       Mental Health Service Facilities Improvement, Rev., 7.40%
                         to 7.875%, 2015 through 2020                                   1,420        1,527
                     -----------------------------------------------------------------------------------------
                     Metropolitan Transportation Auth.:
                       Commuter Facilities Rev., 5.375% and 5.25%, 2027 and 2028        6,000        6,158
                       Transit, Rev., 6.00% and 4.75%, 2016 and 2024                    8,750        9,486
                     -----------------------------------------------------------------------------------------
                     Mortgage Agcy., Homeowner Mortgage, Rev., 6.45% to 7.95%,
                       2009 through 2022                                                9,280        9,871
                     -----------------------------------------------------------------------------------------
                     Port Auth. of New York and New Jersey, Gen. Oblg., 6.25% and
                       9.125%, 2015                                                    10,550       12,219
                     -----------------------------------------------------------------------------------------
                     Thruway Auth., Special Oblg., 6.00%, 2011                          5,000        5,531
                     -----------------------------------------------------------------------------------------
                     Urban Dev. Corp.:
                       State Facilities, Rev., 5.60%, 2015                              2,260        2,434
                       Syracuse University Center for Science and Technology,
                         Rev., 5.50% 2015 and 2017                                      9,390        9,989
                     -----------------------------------------------------------------------------------------
                     Allegany County, Industrial Development Agcy. Civic
                       Facilities, Rev., 5.25%, 2010                                    1,100        1,166
                     -----------------------------------------------------------------------------------------
                     Long Island, Power Auth., Electricity System, Rev., 5.25%
                       and 5.50%, 2023 through 2029                                    22,500       22,990
                     -----------------------------------------------------------------------------------------
                     Monroe County, Gen. Oblg., 6.00%, 2018 and 2019                    2,330        2,684
                     -----------------------------------------------------------------------------------------
                     Nassau County:
                       Gen. Oblg., 6.00%, 2012 and 2013                                 1,415        1,622
                       Industrial Development Agcy. Civic Facilities, Rev., zero
                         coupon and 4.75%, 2019 and 2028                                3,000        2,293
                     -----------------------------------------------------------------------------------------
                     New York City:
                       Gen. Oblg., zero coupon, 2008                                   12,955        8,389
                       Gen. Oblg., 5.00% through 7.75%, 2002 and 2025                  18,605       20,122
                       Housing Dev. Corp., Multi-Unit Mortgage Rev., 7.30%, 2010        8,800        9,427
                       Industrial Dev. Agcy., Brooklyn Navy Yard Cogeneration
                         Partners, L.P. Proj., Rev., 5.75%, 2036                        7,000        7,212
                       Municipal Water Finance Auth., Water and Sewer System,
                         Rev., 5.875% and 5.75%, 2026 and 2029                          5,500        5,868
                       Water and Sewer Systems, Finance Auth., Rev., 5.25%, 2029        5,000        5,043
                     -----------------------------------------------------------------------------------------
                     Niagara County, Water Treatment Plant, Gen. Oblg., 7.25% and
                       7.00% 2011 and 2012                                              1,215        1,420
                     -----------------------------------------------------------------------------------------
                     Orange County Industrial Development Agcy., Life Care
                       Community, Rev., 5.625% and 5.70%, 2018 and 2028                 3,500        3,526
                     -----------------------------------------------------------------------------------------
                     Triborough Bridge and Tunnel Auth., Gen. Purpose Rev.,
                       6.125%, 2021                                                     7,205        8,462
                     -----------------------------------------------------------------------------------------
                     Ulster County, Resource Recovery Agcy., Solid Waste System,
                       Rev., 6.00%, 2014                                                3,000        3,165
                     -----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
                     ISSUER                                                     PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev., 6.50%, 2018                                            $ 5,985     $  6,542
                       Gen. Oblg., zero coupon, 2008 and 2016                           6,000        2,741
                       Gen. Oblg., 6.00%, 2016                                          3,655        4,217
                       Highway and Transit Auth., Rev., 5.50%, 2026                     2,000        2,081
                       Highway and Transportation Auth., Rev., 6.00%, 2018              2,750        3,175
                     -----------------------------------------------------------------------------------------
                     Virgin Island Public Finance Auth., Home Mortgage Loan,
                       Rev., 5.875%, 2018                                               5,000        5,184
                     -----------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--88.2%                                      250,753
                     -----------------------------------------------------------------------------------------
                     TOTAL OBLIGATIONS--98.5%
                     (Cost: $261,000)                                                              279,936
                     -----------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
MONEY MARKET         Yield--3.75%
INSTRUMENTS          Due--September 1998
--.4%                (Cost: $1,200)                                                     1,200        1,200
                     -----------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--98.9%
                     (Cost: $262,200)                                                              281,136
                     -----------------------------------------------------------------------------------------
                     OTHER ASSETS, LESS LIABILITIES--1.1%                                            3,184
                     -----------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                             $284,320
                     -----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Based on the cost of investments of $262,200,000 for federal income tax purposes at August 31, 1998, the gross unrealized appreciation was $18,944,000, the gross unrealized depreciation was $8,000 and the net unrealized appreciation on investments was $18,936,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

KEMPER PENNSYLVANIA TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
FOR PERIODS ENDED AUGUST 31, 1998 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                        1-YEAR   LIFE OF CLASS
-----------------------------------------------------------------------------------------------
KEMPER PENNSYLVANIA TAX-FREE INCOME FUND CLASS A     3.31%      7.00%      (since 3/15/95)
-----------------------------------------------------------------------------------------------
KEMPER PENNSYLVANIA TAX-FREE INCOME FUND CLASS B     4.37       7.12       (since 3/15/95)
-----------------------------------------------------------------------------------------------
KEMPER PENNSYLVANIA TAX-FREE INCOME FUND CLASS C     7.36       7.62       (since 3/15/95)
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Kemper Pennsylvania Tax-Free Income Fund Class A
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class A shares from 3/15/95 to 8/31/98
--------------------------------------------------------------------------------

                           Kemper
                        Pennsylvania
                          Tax-Free       Lehman
                           Income       Brothers       Consumer
  Measurement Period     Fund Class     Municipal        Price
(Fiscal Year Covered)        A(1)      Bond Index+      Index++
---------------------------------------------------------------
3/15/95                    10000          10000         10000
                            9635          10115         10033
                            9834          10359         10106
                           10149          10656         10152
                           10803          11096         10172
                           10535          10963         10318
                           10567          11047         10384
                           10816          11300         10457
12/31/96                   11112          11588         10510
                           11081          11560         10603
                           11447          11958         10623
                           11832          12319         10683
12/31/97                   12164          12653         10689
                           12287          12799         10749
                           12437          12994         10802
8/31/98                    12643          13227         10815

--------------------------------------------------------------------------------
Kemper Pennsylvania Tax-Free Income Fund Class B
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class B shares from 3/15/95 to 8/31/98
--------------------------------------------------------------------------------


                           Kemper
                        Pennsylvania
                          Tax-Free       Lehman
                           Income       Brothers       Consumer
  Measurement Period     Fund Class     Municipal        Price
(Fiscal Year Covered)       B(1)       Bond Index+      Index++
---------------------------------------------------------------
3/15/95                   10000        10000         10000
                          10510        10359         10106
                          10497        10656         10152
                          11233        11096         10172
                          10921        10963         10318
                          10866        11047         10384
                          11091        11300         10457
12/31/96                  11475        11588         10510
                          11479        11560         10603
                          11811        11958         10623
                          12138        12319         10683
12/31/97                  12460        12653         10689
                          12569        12799         10749
                          12711        12994         10802
8/31/98                   12695        13227         10815

--------------------------------------------------------------------------------
Kemper Pennsylvania Tax-Free Income Fund Class C
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class C shares from 3/15/95 to 8/31/98
--------------------------------------------------------------------------------

                           Kemper
                        Pennsylvania
                          Tax-Free       Lehman
                           Income       Brothers      Consumer
  Measurement Period     Fund Class     Municipal       Price
(Fiscal Year Covered)        C(1)     Bond Index+      Index++
--------------------------------------------------------------
3/15/95                    10000          10000         10000
                           10090          10115         10033
                           10278          10359         10106
                           10586          10656         10152
                           11245          11096         10172
                           10946          10963         10318
                           10954          11047         10384
                           11184          11300         10457
12/31/96                   11479          11588         10510
                           11427          11560         10603
                           11782          11958         10623
                           12156          12319         10683
12/31/97                   12481          12653         10689
                           12565          12799         10749
                           12708          12994         10802
8/31/98                    12900          13227         10815

Past performance is not a guarantee of future results. Investment returns and principal values will fluctuate so that shares when redeemed may be worth more or less than original cost.

*Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments over the periods specified, assuming reinvestment of dividends and, where indicated, adjustment for the maximum sales charge. The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge is 4%. Class C shares have no sales adjustment, but redemptions within one year of purchase may be subject to a contingent deferred sales charge of 1%. Share classes invest in the same underlying portfolio. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated.

(1)Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

+The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

KEMPER PENNSYLVANIA TAX-FREE INCOME FUND*



--------------------------------------------------------------------------------
    PORTFOLIO COMPOSITION*              ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------------
    REVENUE BONDS                           68%                     71%
--------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                  8                       6
--------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                20                      10
--------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     4                      13
--------------------------------------------------------------------------------
                                           100%                    100%

                                         ON 8/31/98              ON 8/31/97
                                         [PIE CHART]             [PIE CHART]



--------------------------------------------------------------------------------
    QUALITY                             ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------------
    AAA                                     71%                     62%
--------------------------------------------------------------------------------
    AA                                       8                      12
--------------------------------------------------------------------------------
    A                                       --                       3
--------------------------------------------------------------------------------
    BBB                                     15                      20
--------------------------------------------------------------------------------
    NOT RATED                                6                       3
--------------------------------------------------------------------------------
                                           100%                    100%

                                        ON 8/31/98              ON 8/31/97
                                        [PIE CHART]             [PIE CHART]


--------------------------------------------------------------------------------
    YEARS TO MATURITY                   ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------------
    1-10 YEARS                              21%                     12%
--------------------------------------------------------------------------------
    11-20 YEARS                             62                      60
--------------------------------------------------------------------------------
    +21 YEARS                               17                      28
--------------------------------------------------------------------------------
                                           100%                    100%

                                        ON 8/31/98              ON 8/31/97
                                        [PIE CHART]             [PIE CHART]

--------------------------------------------------------------------------------
          AVERAGE MATURITY          ON 8/31/98                ON 8/31/97
--------------------------------------------------------------------------------
                                    13.9 years                13.7 years
--------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

KEMPER PENNSYLVANIA TAX-FREE INCOME FUND

Portfolio of Investments at August 31, 1998
(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------
                     ISSUER                                                      PRINCIPAL
                                                                                   AMOUNT     VALUE
------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------
                     Armstrong County, Gen. Oblg., 6.00%, to be called 6-1-99 @
                       100                                                         $   20   $   20
                     ---------------------------------------------------------------------------------
                     Lower Salford Township, Sewer Auth., Rev., 7.375%, to be
                       called 7-15-00 @ 100                                            45       48
                     ---------------------------------------------------------------------------------
                     University Area Joint Auth., Sewer Rev., 7.10%, to be called
                       9-1-00 @ 101                                                    10       11
                     ---------------------------------------------------------------------------------
                     Allegheny County, Gen. Oblg., 6.50%, to be called 9-1-01 @
                       100                                                             10       11
                     ---------------------------------------------------------------------------------
                     Gen. Oblg., 6.50%, to be called 11-1-01 @ 101.50                  25       27
                     ---------------------------------------------------------------------------------
                     Fort Le Boeuf School District, Gen. Oblg. 5.35%, to be
                       called 1-1-02 @ 100                                             50       52
                     ---------------------------------------------------------------------------------
                     University of Pittsburgh, University Capital Proj., Gen.
                       Oblg., 6.125%, to be called 6-1-02 @ 102                        65       71
                     ---------------------------------------------------------------------------------
                     Exeter Township, Berks County Auth., Rev., 6.20%, to be
                       called 7-15-02 @ 100                                            75       81
                     ---------------------------------------------------------------------------------
                     Virgin Islands Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, to be called 10-1-02 @ 102                        100      115
                     ---------------------------------------------------------------------------------
                     Turnpike Commission, Rev., 6.00%, to be called 12-1-04 @ 102      65       73
                     ---------------------------------------------------------------------------------
                     Bethlehem Area School District, Gen. Oblg., 6.00%, to be
                       called 3-1-06 @ 100                                            100      112
                     ---------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--8.0%                                  621
                     ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
------------------------------------------------------------------------------------------------------
                     Convention Center Auth., Rev., 6.70% and 6.75%, 2016 and
                       2019                                                           160      187
                     ---------------------------------------------------------------------------------
                     Gen. Oblg., 6.25% and 6.60% , 2011 and 2001                      100      112
                     ---------------------------------------------------------------------------------
                     Higher Educational Facilities Auth.:
                       Allegheny General Hospital, Rev., 7.00%, 2011                  100      105
                       Bryn Mawr College, Rev., 5.625%, 2017                           50       54
                       Philadelphia College of Textiles & Science, Rev., 6.70%
                         and 7.20%, 2014 and 2007                                     110      126
                       University of Pennsylvania, Rev., 5.55%, 2009                   50       54
                       Ursinus College, Rev., 5.90%, 2027                             100      105
                     ---------------------------------------------------------------------------------
                     Housing Finance Agcy., Single Family Mortgage Rev., 5.50%
                       and 6.30%, 2006 and 2015                                       175      186
                     ---------------------------------------------------------------------------------
                     Industrial Dev. Auth., Economic Dev., Rev., 6.00% and 7.00%,
                       2012 and 2007                                                   80       90
                     ---------------------------------------------------------------------------------
                     Turnpike Commission, Rev., 6.25%, 2011                            10       11
                     ---------------------------------------------------------------------------------
                     Allegheny County :
                       Higher Education Building Auth., Duquesne University
                         Proj., Rev., 6.50%, 2011                                     160      191
                       Hospital, Dev. Auth., Rev., 5.70%, 2015                         75       81
                       Municipality of Penn Hills, Gen. Oblg., 5.80%, 2013            100      110
                       Pittsburgh International Airport, Rev., 5.75%, 2013            100      111
                     ---------------------------------------------------------------------------------
                     Baldwin and Whitewater School District, zero coupon, 2007         50       33
                     ---------------------------------------------------------------------------------
                     Blair County, Gen. Oblg., 5.75% and 5.50%, 2006 and 2011         255      277
                     ---------------------------------------------------------------------------------
                     Bucks County, Community College Auth., Rev., 5.50%, 2017         100      104
                     ---------------------------------------------------------------------------------
                     Cambria County :
                       Gen. Oblg., 5.875%, 2008                                        15       17
                       Industrial Dev. Auth., Pollution Control Rev., 5.35%, 2010     100      109
                     ---------------------------------------------------------------------------------
                     Columbia County, Industrial Dev. Auth., First Street
                       Association Proj., Rev., 9.00%, 2014                            65       73
                     ---------------------------------------------------------------------------------
                     Cornwall and Lebanon School District, Rev., 5.85%, 2009           15       16
                     ---------------------------------------------------------------------------------
                     Delaware Valley Regional Finance Auth., Rev., 7.75%, 2027         75      108
                     ---------------------------------------------------------------------------------
                     Downingtown Area School District, Gen. Oblg., 5.375%, 2009       100      108
                     ---------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
                     ---------------------------------------------------------------------------------
                     ISSUER                                                         PRINCIPAL
                                                                                     AMOUNT   VALUE
                     ---------------------------------------------------------------------------------
                     General McLane School District, Gen. Oblg., 5.65%, 2011       $   70   $   76
                     ---------------------------------------------------------------------------------
                     Gettysburg, Gen. Oblg., 5.375%, 2013                             250      271
                     ---------------------------------------------------------------------------------
                     Harrisburg, Gen. Oblg., zero coupon, 2009                        150       90
                     ---------------------------------------------------------------------------------
                     Hazleton, Health Services Auth., Rev., 6.20% and 5.50%, 2026
                       and 2027                                                       200      207
                     ---------------------------------------------------------------------------------
                     Jeannette, Health Service Auth., Rev., 6.00%, 2018                95      100
                     ---------------------------------------------------------------------------------
                     Jim Thorpe Area School District, Gen. Oblg., 5.35%, 2012         100      106
                     ---------------------------------------------------------------------------------
                     Lackawanna County, Gen. Oblg., 6.00%, 2011                        15       17
                     ---------------------------------------------------------------------------------
                     Lancaster County, Solid Waste Management, Rev., 5.25%, 2008      125      134
                     ---------------------------------------------------------------------------------
                     Lehigh County :
                       Gen. Oblg., 5.00%, 2006                                         70       73
                       Good Shepherd Rehabilitation Hospital, Rev., 5.20%, 2012        50       52
                     ---------------------------------------------------------------------------------
                     Luzerne County, Gen. Oblg., 6.00%, 2011                           15       16
                     ---------------------------------------------------------------------------------
                     McKean County Hospital Auth., Bradford Hospital Proj., Rev.,
                       5.375% and 6.10%, 2003 and 2020                                115      121
                     ---------------------------------------------------------------------------------
                     Mckeesport Area School District, Gen. Oblg., zero coupon,
                       2009                                                           250      150
                     ---------------------------------------------------------------------------------
                     Media Boro, Gen. Oblg., 6.45%, 2012                               40       43
                     ---------------------------------------------------------------------------------
                     Moon Area School Dist., Gen Oblg., zero coupon, 2012             230      115
                     ---------------------------------------------------------------------------------
                     New Castle Area Hospital Auth., Jameson Memorial, Rev.,
                       6.00%, 2010                                                    100      113
                     ---------------------------------------------------------------------------------
                     Northampton County, Industrial Dev. Auth., Metropolitan
                       Edison Proj., Rev., 6.10%, 2021                                125      138
                     ---------------------------------------------------------------------------------
                     North Penn School District, Gen. Oblg., 5.10%, 2010               65       68
                     ---------------------------------------------------------------------------------
                     Philadelphia :
                       Airport System, Rev., 5.75% and 5.25%, 2008 and 2011           350      371
                       Gas Works Rev., 5.10% through 6.375%, 2004 through 2014        400      427
                       Gen. Oblg., 5.00%, 2025                                        125      124
                       IDA Baptist Church, Gen. Oblg., 5.50%, 2018                    250      248
                       Municipal Auth., Rev., 6.80% and 6.125%, 2002 and 2008         110      118
                       School District, Gen. Oblg., 6.25%, 2005 and 2009              110      127
                       Water and Wastewater Rev., 6.25% and 5.50%, 2012 and 2014      150      164
                     ---------------------------------------------------------------------------------
                     Pleasant Valley School District, Gen. Oblg., 4.60%, 2003          25       26
                     ---------------------------------------------------------------------------------
                     Ridley School District, Gen. Oblg., 4.40%, 1999                   10       10
                     ---------------------------------------------------------------------------------
                     Southeastern Transportation Auth., Rev., 5.90% and 6.00%,
                       2010 and 2012                                                  125      137
                     ---------------------------------------------------------------------------------
                     South Fork Municipal Auth., Rev., 5.25%, 2011                    150      159
                     ---------------------------------------------------------------------------------
                     Suburban Lancaster Sewer Auth., Rev., 5.80%, 2010                100      109
                     ---------------------------------------------------------------------------------
                     Twin Valley School District, Gen. Oblg., 5.875%, 2012             20       20
                     ---------------------------------------------------------------------------------
                     University Area Joint Auth., Sewer Rev., 5.25%, 2014              50       53
                     ---------------------------------------------------------------------------------
                     University of Pittsburg, University Capital Proj., Gen.
                       Oblg., 6.125%, 2021                                             35       38
                     ---------------------------------------------------------------------------------
                     Westmoreland County Industrial Dev. Auth., Health System
                       Proj., Rev., 6.00%, 2011                                        15       16
                     ---------------------------------------------------------------------------------
                     Wilkinsburg Joint Water Auth., Water Rev., zero coupon, 2010     130       76
                     ---------------------------------------------------------------------------------
                     York County Industrial Dev. Auth., Public Service Electric
                       and Gas Company, Rev., 6.45%, 2019                              20       23
                     ---------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev., 5.625% and 6.50%, 2017 and 2018                        150      161
                       Highway and Transportation Auth., Rev., 6.25%, 2016            115      136
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                          40       44
                     ---------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--87.9%                                6,845
                     ---------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--95.9%
                     (Cost: $7,032)                                                          7,466
                     ---------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
------------------------------------------------------------------------------------------------------
                     ISSUER                                                      PRINCIPAL
                                                                                  AMOUNT     VALUE
------------------------------------------------------------------------------------------------------
MONEY MARKET         Yield--3.35%
INSTRUMENTS          Due--September 1998
--2.6%               (Cost: $200)                                                  $  200   $  200
                     ---------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--98.5%
                     (Cost: $7,232)                                                          7,666
                     ---------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.5%                             119
                     ---------------------------------------------------------------------------------
                     ---------------------------------------------------------------------------------
                     NET ASSETS--100%                                                       $7,785
                     ---------------------------------------------------------------------------------

 NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $7,232,000 for federal income tax purposes at August 31, 1998, the gross unrealized appreciation was $437,000, the gross unrealized depreciation was $3,000 and the net unrealized appreciation on investments was $434,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER STATE TAX-FREE INCOME SERIES

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Kemper Florida Tax-Free Income Fund, Kemper New Jersey Tax-Free Income Fund, Kemper New York Tax-Free Income Fund, and Kemper Pennsylvania Tax-Free Income Fund, four of the eight investment portfolios comprising Kemper State Tax-Free Income Series (the Trust), as of August 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of the Kemper State Tax-Free Income Series at August 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1994, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois

                                          October 16, 1998

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1998
(IN THOUSANDS)

                                                       FLORIDA    NEW JERSEY   NEW YORK   PENNSYLVANIA
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $98,771, $5,611,
$262,200 and $7,232, respectively)                     $105,941        6,003    281,136          7,666
------------------------------------------------------------------------------------------------------
Cash                                                         41           62         --             37
------------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                           64            9      1,367             --
------------------------------------------------------------------------------------------------------
  Investments sold                                        2,392           --      1,359             --
------------------------------------------------------------------------------------------------------
  Interest                                                1,708           79      3,594            101
------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                        110,146        6,153    287,456          7,804
------------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                  77            4        219              5
------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                       --           --        571             --
------------------------------------------------------------------------------------------------------
  Investments purchased                                   2,424          101      2,083             --
------------------------------------------------------------------------------------------------------
  Management fee                                             48            3        128              3
------------------------------------------------------------------------------------------------------
  Administrative services fee                                16           --         43              1
------------------------------------------------------------------------------------------------------
  Distribution services fee                                   5            2         10              4
------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
    expenses                                                 23            2         16              2
------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                   22            4         66              4
------------------------------------------------------------------------------------------------------
    Total liabilities                                     2,615          116      3,136             19
------------------------------------------------------------------------------------------------------
NET ASSETS                                             $107,531        6,037    284,320          7,785
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
------------------------------------------------------------------------------------------------------
Paid-in capital                                        $ 99,379        5,685    263,453          7,352
------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments         982          (40)     1,931             (1)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                7,170          392     18,936            434
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING            $107,531        6,037    284,320          7,785
------------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------
CLASS A SHARES
  Net assets applicable to shares outstanding          $100,431        1,916    268,155          3,297
------------------------------------------------------------------------------------------------------
  Shares outstanding                                      9,461          184     24,133            308
------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                    $  10.62        10.43      11.11          10.71
------------------------------------------------------------------------------------------------------
  Maximum offering price per share (net asset value,
  plus 4.71% of net asset value or 4.50% of offering
  price)                                               $  11.12        10.92      11.63          11.21
------------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding          $  6,379        3,989     12,390          3,367
------------------------------------------------------------------------------------------------------
  Shares outstanding                                        602          381      1,114            314
------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per
  share (net assets / shares outstanding)              $  10.60        10.45      11.13          10.71
------------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding          $    721          132      3,775          1,121
------------------------------------------------------------------------------------------------------
  Shares outstanding                                         68           13        340            105
------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per
  share (net assets / shares outstanding)              $  10.60        10.47      11.10          10.71
------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Year ended August 31, 1998
(IN THOUSANDS)

                                                   FLORIDA       NEW JERSEY       NEW YORK       PENNSYLVANIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
 Interest income                                    $5,775              296         15,979                360
-------------------------------------------------------------------------------------------------------------
 Expenses:
  Management fee                                       576               31          1,543                 38
-------------------------------------------------------------------------------------------------------------
  Administrative services fee                          193               12            526                 16
-------------------------------------------------------------------------------------------------------------
  Distribution services fee                             46               29            107                 31
-------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
  expenses                                              81                5            188                  8
-------------------------------------------------------------------------------------------------------------
  Professional fees                                      5                1             10                  1
-------------------------------------------------------------------------------------------------------------
  Reports to shareholders                               21                2             91                  2
-------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                              15                8             12                 12
-------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver               937               88          2,477                108
-------------------------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment
 manager                                                --                2             --                  8
-------------------------------------------------------------------------------------------------------------
    Total expenses after expense waiver                937               86          2,477                100
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                4,838              210         13,502                260
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------
   Net realized gain on sale of investments
    (including options purchased)                    1,947               24          4,730                 31
-------------------------------------------------------------------------------------------------------------
   Net realized loss from futures transactions         (60)              (5)           (91)                (1)
-------------------------------------------------------------------------------------------------------------
Net realized gain                                    1,887               19          4,639                 30
-------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation on
 investments                                         1,508              193          4,612                229
-------------------------------------------------------------------------------------------------------------
Net gain on investments                              3,395              212          9,251                259
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        $8,233              422         22,753                519
-------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

Years ended August 31, 1998 and 1997
(IN THOUSANDS)

                                                               FLORIDA                      NEW JERSEY
                                                       ------------------------         -------------------
                                                         1998            1997           1998          1997
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------
 Net investment income                                 $  4,838           5,213           210           173
---------------------------------------------------------------------------------------------------------------
 Net realized gain                                        1,887           1,672            19             2
---------------------------------------------------------------------------------------------------------------
 Change in net unrealized appreciation                    1,508           1,668           193           150
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations      8,233           8,553           422           325
---------------------------------------------------------------------------------------------------------------
 Distribution from net investment income                 (4,838)         (5,213)         (210)         (173)
---------------------------------------------------------------------------------------------------------------
 Distribution from net realized gain                     (1,420)         (1,208)          (47)          (25)
---------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                          (6,258)         (6,421)         (257)         (198)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                              1,711          (6,392)          568         1,195
---------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   3,686          (4,260)          733         1,322
---------------------------------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------------------------------
Beginning of year                                       103,845         108,105         5,304         3,982
---------------------------------------------------------------------------------------------------------------
END OF YEAR                                            $107,531         103,845         6,037         5,304
---------------------------------------------------------------------------------------------------------------

                                                               NEW YORK                    PENNSYLVANIA
                                                       ------------------------         -------------------
                                                         1998            1997           1998          1997
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------
  Net investment income                                $ 13,502          15,054           260           208
---------------------------------------------------------------------------------------------------------------
  Net realized gain                                       4,639           5,594            30            58
---------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                   4,612           4,097           229           170
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations     22,753          24,745           519           436
---------------------------------------------------------------------------------------------------------------
  Distribution from net investment income               (13,502)        (15,054)         (260)         (208)
---------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                    (4,612)         (2,349)          (57)           --
---------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                         (18,114)        (17,403)         (317)         (208)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                             (6,253)        (23,754)        1,279         1,627
---------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,614)        (16,412)        1,481         1,855
---------------------------------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------------------------------
Beginning of year                                       285,934         302,346         6,304         4,449
---------------------------------------------------------------------------------------------------------------
END OF YEAR                                            $284,320         285,934         7,785         6,304
---------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1    DESCRIPTION OF THE
     FUNDS Kemper Florida Tax-Free Income Fund, Kemper New Jersey Tax-Free Income Fund, Kemper New York Tax-Free Income Fund and Kemper Pennsylvania Tax-Free Income Fund (collectively the Funds) are four of eight investment portfolios comprising the Kemper State Tax-Free Income Series (the Trust). The remaining portfolios are Kemper California, Kemper Michigan, Kemper Ohio and Kemper Texas Tax-Free Income Funds. The Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts.

                             Each Fund offers three classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Differences in class expenses will result in the payment of different per share income dividends by class. Each share of a Fund has equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------
2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes premium and original issue discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its

NOTES TO FINANCIAL STATEMENTS

                             shareholders. Accordingly, each Fund paid no federal income taxes and no federal income tax provision was required.

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, are distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

--------------------------------------------------------------------------------
3    TRANSACTIONS
     WITH AFFILIATES         MANAGEMENT AGREEMENT. Each Fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. Management fees incurred for the year ended August 31, 1998 are as follows:

                             Florida                                                     $  576,000
                             New Jersey                                                      31,000
                             New York                                                     1,543,000
                             Pennsylvania                                                    38,000

                             ZURICH/B.A.T MERGER. On September 7, 1998, Zurich Insurance Company (Zurich), majority owner of Scudder Kemper, entered into an agreement with B.A.T Industries p.l.c. (B.A.T) pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, each Fund's investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board of Trustees of each Fund has approved new investment management agreements with Scudder Kemper, which are substantially identical to the former investment management agreements, except for the dates of execution and termination. The Board of Trustees of each Fund will seek shareholder approval of the new investment management agreements through a proxy solicitation that is currently scheduled to conclude in mid-December.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The Trust has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). Underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the year ended August 31, 1998 are as follows:

                                                                   COMMISSIONS        COMMISSIONS ALLOWED
                                                                 RETAINED BY KDI        BY KDI TO FIRMS
                                                                 ---------------      -------------------
                             Florida                                 $28,000                 90,000
                             New Jersey                                1,000                  2,000
                             New York                                 47,000                178,000
                             Pennsylvania                              1,000                 10,000

                             For services under the distribution services agreement, each Fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees, CDSC and

NOTES TO FINANCIAL STATEMENTS

                             commissions related to Class B and Class C shares for the year ended August 31, 1998 are as follows:

                                                                   DISTRIBUTION
                                                                   FEES (AFTER
                                                                 EXPENSE WAIVER)        COMMISSIONS AND
                                                                    AND CDSC           DISTRIBUTION FEES
                                                                 RECEIVED BY KDI      PAID BY KDI TO FIRMS
                                                                 ---------------      --------------------
                             Florida                                 $50,000                 56,000
                             New Jersey                               36,000                 45,000
                             New York                                123,000                128,000
                             Pennsylvania                             31,000                 49,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agree-ment with KDI. For providing information and administrative services to shareholders, each Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid for the year ended August 31, 1998 are as follows:

                                                          ASF PAID BY THE
                                                            FUND TO KDI              ASF PAID BY KDI
                                                          (AFTER EXPENSE     --------------------------------
                                                              WAIVER)         TO ALL FIRMS      TO AFFILIATES
                                                          ---------------    ---------------    -------------
                             Florida                         $193,000            193,000               --
                             New Jersey                        10,000             14,000               --
                             New York                         526,000            532,000           16,000
                             Pennsylvania                      13,000             17,000               --

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. Under the agreement, for the year ended August 31, 1998, KSvC received shareholder services fees as follows:

                             Florida                                                      $ 42,000
                             New Jersey                                                      3,000
                             New York                                                      134,000
                             Pennsylvania                                                    4,000

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. For the year ended August 31, 1998, the Funds made no payments to their officers and incurred trustees' fees aggregating $16,000 to independent trustees.

                             OPERATING EXPENSE WAIVER. Scudder Kemper agreed to waive certain operating expenses of the New Jersey and Pennsylvania Funds. Under this arrangement, Scudder Kemper waived expenses of $2,000 and $8,000, respectively, for the year ended August 31, 1998.

--------------------------------------------------------------------------------
4    INVESTMENT
     TRANSACTIONS            For the year ended August 31, 1998, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                                                                      NEW          NEW
                                                        FLORIDA      JERSEY        YORK      PENNSYLVANIA
                                                        -------    ----------    --------    ------------
                             Purchases                  $76,776      2,369       223,003        3,384
                             Proceeds from sales         68,234      1,262       212,666        1,680

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5    CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of the Funds (in thousands):

                                                                               YEAR ENDED AUGUST 31,
                                                                       1998                            1997
                                                               ---------------------           ---------------------
                                              FLORIDA          SHARES        AMOUNT            SHARES        AMOUNT
                                       -----------------------------------------------------------------------------
                                        SHARES SOLD
                                        Class A                1,067        $11,250              926        $  9,544
                                       -----------------------------------------------------------------------------
                                        Class B                  308          3,227              254           2,612
                                       -----------------------------------------------------------------------------
                                        Class C                   13            142               29             301
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                  290          3,052              352           3,625
                                       -----------------------------------------------------------------------------
                                        Class B                   11            117                8              89
                                       -----------------------------------------------------------------------------
                                        Class C                    1             10                1               8
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                (1,419)      (14,927)           (2,062)       (21,201)
                                       -----------------------------------------------------------------------------
                                        Class B                 (104)        (1,149)            (126)         (1,295)
                                       -----------------------------------------------------------------------------
                                        Class C                   (1)           (11)              (7)            (75)
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                   19            201               --               5
                                       -----------------------------------------------------------------------------
                                        Class B                  (19)          (201)              --              (5)
                                       -----------------------------------------------------------------------------
                                        NET INCREASE
                                        (DECREASE) FROM
                                        CAPITAL SHARE
                                        TRANSACTIONS                        $ 1,711                         $ (6,392)
                                       -----------------------------------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                                      1998                          1997
                                                               -------------------           -------------------
                                             NEW JERSEY        SHARES       AMOUNT           SHARES       AMOUNT
                                       -------------------------------------------------------------------------
                                        SHARES SOLD
                                        Class A                  24      $    232              54         $  547
                                       -------------------------------------------------------------------------
                                        Class B                 123         1,278              70            704
                                       -------------------------------------------------------------------------
                                        Class C                   3            34              19            187
                                       -------------------------------------------------------------------------
                                       -------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                   7            75               6             58
                                       -------------------------------------------------------------------------
                                        Class B                  11           120               8             81
                                       -------------------------------------------------------------------------
                                        Class C                   1             8              --              4
                                       -------------------------------------------------------------------------
                                       -------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                 (43)         (443)            (27)          (272)
                                       -------------------------------------------------------------------------
                                        Class B                 (59)         (609)            (11)          (110)
                                       -------------------------------------------------------------------------
                                        Class C                 (12)         (127)             --             (4)
                                       -------------------------------------------------------------------------
                                       -------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                   4            44              --             --
                                       -------------------------------------------------------------------------
                                        Class B                  (4)          (44)             --             --
                                       -------------------------------------------------------------------------
                                        NET INCREASE FROM
                                        CAPITAL SHARE
                                        TRANSACTIONS                     $    568                         $1,195
                                       -------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                               YEAR ENDED AUGUST 31,
                                                                       1998                            1997
                                                               ---------------------           ---------------------
                                              NEW YORK         SHARES        AMOUNT            SHARES        AMOUNT
                                       -----------------------------------------------------------------------------
                                        SHARES SOLD
                                        Class A                1,255        $13,685            1,425        $ 15,421
                                       -----------------------------------------------------------------------------
                                        Class B                  295          3,244              356           3,837
                                       -----------------------------------------------------------------------------
                                        Class C                  212          2,324              177           1,915
                                       -----------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                  948         10,538              970          10,474
                                       -----------------------------------------------------------------------------
                                        Class B                   36            402               28             300
                                       -----------------------------------------------------------------------------
                                        Class C                   12            139                9              99
                                       -----------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A               (3,067)       (33,718)          (5,038)        (54,373)
                                       -----------------------------------------------------------------------------
                                        Class B                 (105)        (1,155)            (104)         (1,122)
                                       -----------------------------------------------------------------------------
                                        Class C                 (156)        (1,712)             (28)           (305)
                                       -----------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                   43            467                6              62
                                       -----------------------------------------------------------------------------
                                        Class B                  (43)          (467)              (6)            (62)
                                       -----------------------------------------------------------------------------
                                        NET DECREASE FROM
                                        CAPITAL SHARE
                                        TRANSACTIONS                        $(6,253)                        $(23,754)
                                       -----------------------------------------------------------------------------

                                                                             YEAR ENDED AUGUST 31,
                                                                      1998                          1997
                                                               -------------------           -------------------
                                            PENNSYLVANIA       SHARES       AMOUNT           SHARES       AMOUNT
                                       -------------------------------------------------------------------------
                                        SHARES SOLD
                                        Class A                  59         $ 632              52         $  526
                                       -------------------------------------------------------------------------
                                        Class B                  93           979             139          1,426
                                       -------------------------------------------------------------------------
                                        Class C                  19           197              39            402
                                       -------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                   9            96               7             71
                                       -------------------------------------------------------------------------
                                        Class B                   8            89               5             50
                                       -------------------------------------------------------------------------
                                        Class C                   3            34               2             20
                                       -------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                 (22)         (237)            (36)          (371)
                                       -------------------------------------------------------------------------
                                        Class B                 (40)         (423)            (46)          (466)
                                       -------------------------------------------------------------------------
                                        Class C                  (8)          (88)             (3)           (31)
                                       -------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                  18           191               1              8
                                       -------------------------------------------------------------------------
                                        Class B                 (18)         (191)             (1)            (8)
                                       -------------------------------------------------------------------------
                                        NET INCREASE FROM
                                        CAPITAL SHARE
                                        TRANSACTIONS                        $1,279                        $1,627
                                       -------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      --------------------------------------------
                                                                      CLASS A
                                                      --------------------------------------------
                                                                  YEAR ENDED AUGUST 31,
                                                      --------------------------------------------
                    FLORIDA                           1998       1997    1996    1995    1994
--------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                   $10.42      10.21   10.27   10.11   10.98
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 .49        .51     .52     .53     .52
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)               .35        .33     .08     .30    (.52)
--------------------------------------------------------------------------------------------------
Total from investment operations                        .84        .84     .60     .83      --
--------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income               .49        .51     .52     .53     .52
--------------------------------------------------------------------------------------------------
  Distribution from net realized gain                   .15        .12     .14     .14     .35
--------------------------------------------------------------------------------------------------
Total dividends                                         .64        .63     .66     .67     .87
--------------------------------------------------------------------------------------------------
Net asset value, end of year                         $10.62      10.42   10.21   10.27   10.11
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                           8.27%      8.37    5.83    8.62    (.11)
 RATIOS TO AVERAGE NET ASSETS
Expenses                                                .85%       .83     .84     .80     .79
--------------------------------------------------------------------------------------------------
Net investment income                                  4.65%      4.92    5.00    5.30    5.04
--------------------------------------------------------------------------------------------------

                                                  -----------------------------------------------------
                                                                  CLASS B
                                                  -----------------------------------------------------
                                                                                           MAY 31
                                                            YEAR ENDED AUGUST 31,            TO
                                                  ------------------------------------    AUGUST 31,
                                                      1998       1997    1996    1995       1994
-------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $10.40      10.19   10.26   10.10     10.13
Income from investment operations:
  Net investment income                                 .40        .42     .43     .44       .11
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)               .35        .33     .07     .30      (.03)
-------------------------------------------------------------------------------------------------------
Total from investment operations                        .75        .75     .50     .74       .08
-------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income               .40        .42     .43     .44       .11
-------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                   .15        .12     .14     .14        --
-------------------------------------------------------------------------------------------------------
Total dividends                                         .55        .54     .57     .58       .11
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $10.60      10.40   10.19   10.26     10.10
-------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                          7.38%      7.48    4.84    7.67       .74
-------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------
Expenses                                               1.68%      1.65    1.68    1.65      1.70
-------------------------------------------------------------------------------------------------------
Net investment income                                  3.82%      4.10    4.16    4.45      4.28
-------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           ------------------------------
                                                      CLASS C
                                           ------------------------------
                                                                              MAY 31
                                               YEAR ENDED AUGUST 31,        TO AUGUST
                                           ------------------------------      31,
                                            1998    1997    1996    1995       1994
------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------
Net asset value, beginning of period       $10.41   10.20   10.26   10.10     10.13
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .40     .42     .43     .45       .11
------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     .34     .33     .08     .30      (.03)
------------------------------------------------------------------------------------------
Total from investment operations              .74     .75     .51     .75       .08
------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .40     .42     .43     .45       .11
------------------------------------------------------------------------------------------
  Distribution from net realized gain         .15     .12     .14     .14        --
------------------------------------------------------------------------------------------
Total dividends                               .55     .54     .57     .59       .11
------------------------------------------------------------------------------------------
Net asset value, end of period             $10.60   10.41   10.20   10.26     10.10
------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                7.26%   7.49    4.97    7.84       .75
------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------
Expenses                                     1.69%   1.64    1.64    1.52      1.54
------------------------------------------------------------------------------------------
Net investment income                        3.81%   4.11    4.20    4.58      4.52
------------------------------------------------------------------------------------------

---------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------

                                                          YEAR ENDED AUGUST 31,
                                           ----------------------------------------------------
                                             1998      1997      1996      1995      1994
Net assets at end of year (in thousands)   $107,531   103,845   108,105   117,292   124,721
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                          70%       87       119        96        53
-----------------------------------------------------------------------------------------------

NOTE FOR ALL FUNDS: Total return does not reflect the effect of sales charges.

FINANCIAL HIGHLIGHTS

                                           ---------------------------------------
                                                          CLASS A
                                           ---------------------------------------
                                                                    MARCH 15
                                           YEAR ENDED AUGUST 31,       TO
                                           ---------------------   AUGUST 31,
                NEW JERSEY                  1998    1997    1996      1995
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------
Net asset value, beginning of period       $10.12    9.85   9.75      9.50
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .43     .43    .43       .22
----------------------------------------------------------------------------------
  Net realized and unrealized gain            .40     .33    .10       .25
----------------------------------------------------------------------------------
Total from investment operations              .83     .76    .53       .47
----------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .43     .43    .43       .22
----------------------------------------------------------------------------------
  Distribution from net realized gain         .09     .06     --        --
----------------------------------------------------------------------------------
Total dividends                               .52     .49    .43       .22
----------------------------------------------------------------------------------
Net asset value, end of period             $10.43   10.12   9.85      9.75
----------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                8.47%   7.85   5.50      4.89
----------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------
Expenses absorbed by the Fund                 .96%   1.13   1.13       .39
----------------------------------------------------------------------------------
Net investment income                        4.23%   4.28   4.41      4.99
----------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------
Expenses                                     1.07%   1.15   1.45       .94
----------------------------------------------------------------------------------
Net investment income                        4.12%   4.26   4.09      4.44
----------------------------------------------------------------------------------

                                           ---------------------------------------
                                                           CLASS B
                                           ---------------------------------------
                                                                    MARCH 15
                                           YEAR ENDED AUGUST 31,       TO
                                           ---------------------   AUGUST 31,
                                            1998    1997    1996      1995
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------
Net asset value, beginning of period       $10.15    9.88   9.77      9.50
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .35     .35    .36       .18
----------------------------------------------------------------------------------
  Net realized and unrealized gain            .39     .33    .11       .27
----------------------------------------------------------------------------------
Total from investment operations              .74     .68    .47       .45
----------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .35     .35    .36       .18
----------------------------------------------------------------------------------
  Distribution from net realized gain         .09     .06     --        --
----------------------------------------------------------------------------------
Total dividends                               .44     .41    .36       .18
----------------------------------------------------------------------------------
Net asset value, end of period             $10.45   10.15   9.88      9.77
----------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                7.49%   7.02   4.80      4.69
----------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------
Expenses absorbed by the Fund                1.76%   1.90   2.00      1.18
----------------------------------------------------------------------------------
Net investment income                        3.43%   3.51   3.54      4.20
----------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------
Expenses                                     1.76%   1.92   2.32      1.73
----------------------------------------------------------------------------------
Net investment income                        3.43%   3.49   3.22      3.65
----------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                              ------------------------------------
                                                             CLASS C
                                              ------------------------------------
                                                                       MARCH 15
                                              YEAR ENDED AUGUST 31,       TO
                                              ---------------------   AUGUST 31,
                                               1998    1997    1996      1995
----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------
Net asset value, beginning of period          $10.16    9.88   9.77      9.50
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .36     .35    .36       .18
----------------------------------------------------------------------------------
  Net realized and unrealized gain               .40     .34    .11       .27
----------------------------------------------------------------------------------
Total from investment operations                 .76     .69    .47       .45
----------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .36     .35    .36       .18
----------------------------------------------------------------------------------
  Distribution from net realized gain            .09     .06     --        --
----------------------------------------------------------------------------------
Total dividends                                  .45     .41    .36       .18
----------------------------------------------------------------------------------
Net asset value, end of period                $10.47   10.16   9.88      9.77
----------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   7.63%   7.19   4.89      4.75
----------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------
Expenses absorbed by the Fund                   1.73%   1.79   1.70      1.18
----------------------------------------------------------------------------------
Net investment income                           3.46%   3.62   3.84      4.20
----------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------
Expenses                                        1.77%   1.81   2.02      1.73
----------------------------------------------------------------------------------
Net investment income                           3.42%   3.60   3.52      3.65
----------------------------------------------------------------------------------



----------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
----------------------------------------------------------------------------------
                                                                        MARCH 15
                                              YEAR ENDED AUGUST 31,        TO
                                              ----------------------   AUGUST 31,
                                               1998    1997    1996       1995
----------------------------------------------------------------------------------
Net assets at end of period (in thousands)    $6,037   5,304   3,982     4,309
----------------------------------------------------------------------------------
Portfolio turnover rate (annualized)              23%     65     128        68
----------------------------------------------------------------------------------

NOTE FOR NEW JERSEY FUND:

Scudder Kemper agreed to waive the management fee of the New Jersey Fund from its inception, March 15, 1995, through September 15, 1995. Thereafter, the management fee was gradually reinstated through September 15, 1996. Additionally, beginning in December 1996, Scudder Kemper agreed to absorb certain operating expenses of the Fund. "Other ratios to average net assets" are computed without this expense waiver or absorption.

FINANCIAL HIGHLIGHTS


                                               --------------------------------------------
                                                                CLASS A
                                               --------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                               --------------------------------------------
                  NEW YORK                      1998    1997    1996    1995    1994
-------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value, beginning of year             $10.93   10.66   10.80   10.73   11.59
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           .53     .56     .56     .58     .58
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)         .36     .36      --     .20    (.60)
-------------------------------------------------------------------------------------------
Total from investment operations                  .89     .92     .56     .78    (.02)
-------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .53     .56     .56     .58     .58
-------------------------------------------------------------------------------------------
  Distribution from net realized gain             .18     .09     .14     .13     .26
-------------------------------------------------------------------------------------------
Total dividends                                   .71     .65     .70     .71     .84
-------------------------------------------------------------------------------------------
Net asset value, end of year                   $11.11   10.93   10.66   10.80   10.73
-------------------------------------------------------------------------------------------
TOTAL RETURN                                     8.44%   8.77    5.26    7.62    (.19)
-------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------
Expenses                                          .84%    .83     .83     .81     .76
-------------------------------------------------------------------------------------------
Net investment income                            4.81%   5.15    5.15    5.47    5.29
-------------------------------------------------------------------------------------------


                                               --------------------------------------------
                                                                   CLASS B
                                               --------------------------------------------
                                                                                  MAY 31
                                                   YEAR ENDED AUGUST 31,            TO
                                               ------------------------------   AUGUST 31,
                                                1998    1997    1996    1995       1994
-------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value, beginning of period           $10.94   10.66   10.80   10.73     10.77
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           .44     .47     .47     .48       .12
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)         .37     .37      --     .20      (.04)
-------------------------------------------------------------------------------------------
Total from investment operations                  .81     .84     .47     .68       .08
-------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .44     .47     .47     .48       .12
-------------------------------------------------------------------------------------------
  Distribution from net realized gain             .18     .09     .14     .13        --
-------------------------------------------------------------------------------------------
Total dividends                                   .62     .56     .61     .61       .12
-------------------------------------------------------------------------------------------
Net asset value, end of period                 $11.13   10.94   10.66   10.80     10.73
-------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    7.65%   7.96    4.36    6.69       .75
-------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------
Expenses                                         1.67%   1.67    1.69    1.67      1.68
-------------------------------------------------------------------------------------------
Net investment income                            3.98%   4.31    4.29    4.61      4.36
-------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                               -----------------------------------------------
                                                                   CLASS C
                                               -----------------------------------------------
                                                                                  MAY 31
                                                   YEAR ENDED AUGUST 31,            TO
                                               ------------------------------   AUGUST 31,
                                                1998    1997    1996    1995       1994
----------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period           $10.92   10.65   10.79   10.73     10.77
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           .44     .47     .47     .48       .12
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)         .36     .36      --     .19      (.04)
----------------------------------------------------------------------------------------------
Total from investment operations                  .80     .83     .47     .67       .08
----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .44     .47     .47     .48       .12
----------------------------------------------------------------------------------------------
  Distribution from net realized gain             .18     .09     .14     .13        --
----------------------------------------------------------------------------------------------
Total dividends                                   .62     .56     .61     .61       .12
----------------------------------------------------------------------------------------------
Net asset value, end of period                 $11.10   10.92   10.65   10.79     10.73
----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    7.56%   7.87    4.38    6.64       .70
----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------
Expenses                                         1.67%   1.65    1.67    1.62      1.63
----------------------------------------------------------------------------------------------
Net investment income                            3.98%   4.33    4.31    4.66      4.68
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
----------------------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                           ---------------------------------------------------
                                             1998       1997      1996      1995      1994
----------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)   $284,320    285,934   302,346   319,477   342,839
----------------------------------------------------------------------------------------------
Portfolio turnover rate                          77%        92       104       112        43
----------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                               ------------------------------------
                                                             CLASS A
                                               ------------------------------------
                                                                         MARCH 15
                                               YEAR ENDED AUGUST 31,        TO
                                               ---------------------    AUGUST 31,
                PENNSYLVANIA                    1998    1997    1996       1995
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------
Net asset value, beginning of period           $10.41    9.95   9.81       9.50
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           .44     .46    .44        .22
-----------------------------------------------------------------------------------
  Net realized and unrealized gain                .39     .46    .14        .31
-----------------------------------------------------------------------------------
Total from investment operations                  .83     .92    .58        .53
-----------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .44     .46    .44        .22
-----------------------------------------------------------------------------------
  Distribution from net realized gain             .09      --     --         --
-----------------------------------------------------------------------------------
Total dividends                                   .53     .46    .44        .22
-----------------------------------------------------------------------------------
Net asset value, end of period                 $10.71   10.41   9.95       9.81
-----------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    8.18%   9.41   6.01       5.54
-----------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------
Expenses absorbed by the Fund                     .98%    .97   1.06        .46
-----------------------------------------------------------------------------------
Net investment income                            4.15%   4.48   4.33       4.93
-----------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------
Expenses                                         1.10%   1.12   1.39       1.01
-----------------------------------------------------------------------------------
Net investment income                            4.03%   4.33   4.00       4.38
-----------------------------------------------------------------------------------


                                               ------------------------------------
                                                             CLASS B
                                               ------------------------------------
                                                                        MARCH 15
                                               YEAR ENDED AUGUST 31,       TO
                                               ---------------------   AUGUST 31,
                                                1998    1997    1996      1995
-----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------
Net asset value, beginning of period           $10.41    9.95   9.80      9.50
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           .36     .38    .37       .18
-----------------------------------------------------------------------------------
  Net realized and unrealized gain                .39     .46    .15       .30
-----------------------------------------------------------------------------------
Total from investment operations                  .75     .84    .52       .48
-----------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .36     .38    .37       .18
-----------------------------------------------------------------------------------
  Distribution from net realized gain             .09      --     --        --
-----------------------------------------------------------------------------------
Total dividends                                   .45     .38    .37       .18
-----------------------------------------------------------------------------------
Net asset value, end of period                 $10.71   10.41   9.95      9.80
-----------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    7.37%   8.58   5.29      5.05
-----------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------
Expenses absorbed by the Fund                    1.74%   1.73   1.83      1.24
-----------------------------------------------------------------------------------
Net investment income                            3.39%   3.72   3.56      4.15
-----------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------
Expenses                                         1.86%   1.93   2.16      1.79
-----------------------------------------------------------------------------------
Net investment income                            3.27%   3.52   3.23      3.60
-----------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                               -----------------------------------
                                                            CLASS C
                                               -----------------------------------
                                                                        MARCH 15
                                               YEAR ENDED AUGUST 31,       TO
                                               ---------------------   AUGUST 31,
                                                1998    1997    1996      1995
----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period           $10.41    9.95   9.81      9.50
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           .36     .38    .37       .19
----------------------------------------------------------------------------------
  Net realized and unrealized gain                .39     .46    .14       .31
----------------------------------------------------------------------------------
Total from investment operations                  .75     .84    .51       .50
----------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         .36     .38    .37       .19
----------------------------------------------------------------------------------
  Distribution from net realized gain             .09      --     --        --
----------------------------------------------------------------------------------
Total dividends                                   .45     .38    .37       .19
----------------------------------------------------------------------------------
Net asset value, end of period                 $10.71   10.41   9.95      9.81
----------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    7.36%   8.60   5.19      5.18
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses absorbed by the Fund                    1.72%   1.71   1.80      1.21
----------------------------------------------------------------------------------
Net investment income                            3.41%   3.74   3.59      4.18
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                         1.79%   1.96   2.13      1.76
----------------------------------------------------------------------------------
Net investment income                            3.34%   3.49   3.26      3.63
----------------------------------------------------------------------------------


----------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
----------------------------------------------------------------------------------
                                                                         MARCH 15
                                               YEAR ENDED AUGUST 31,        TO
                                               ----------------------   AUGUST 31,
                                                1998    1997    1996       1995
----------------------------------------------------------------------------------
Net assets at end of period (in thousands)     $7,785   6,304   4,449     2,118
----------------------------------------------------------------------------------
Portfolio turnover rate (annualized)               26%    117     158        85
----------------------------------------------------------------------------------

NOTE FOR PENNSYLVANIA FUND:

Scudder Kemper agreed to waive the management fee of the Pennsylvania Fund from its inception, March 15, 1995, through September 15, 1995. Thereafter, the management fee was gradually reinstated through September 15, 1996. Additionally, beginning in December 1996, Scudder Kemper agreed to absorb certain operating expenses of the Fund. "Other ratios to average net assets" are computed without this expense waiver or absorption.

 TAX INFORMATION

Florida, New Jersey, New York and Pennsylvania Funds paid distributions of $.08, $.03, $.07, and $.03 per share, respectively, from net long-term capital gains during the year ended August 31, 1998, of which 0%, 0%, 57%, and 0% represent 20% rate gains, respectively.

Pursuant to Section 852 of the Internal Revenue Code, the Florida, New Jersey, New York and Pennsylvania Funds designate $1,354,000, $5,000, $2,866,000, and $17,000, respectively, as capital gain dividends for the year ended August 31, 1998, of which 100%, 100%, 100%, and 100% represent 20% rate gains, respectively.

Of the dividends paid from net investment income by each Fund for the taxable year ended August 31, 1998, 100% are designated as exempt interest dividends for federal income tax purposes. However, a portion of the dividends may be includable in the alternative minimum tax calculation.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Kemper Fund account, please call 1-800-621-1048.

                                                                           NOTES

NOTES

NOTES

TRUSTEES&OFFICERS

TRUSTEES                       OFFICERS
DANIEL PIERCE                  MARK S. CASADY                    CHRISTOPHER J. MIER
Chairman and Trustee           President                         Vice President

DAVID W. BELIN                 PHILIP J. COLLORA                 ROBERT C. PECK, JR.
Trustee                        Vice President and                Vice President
                               Secretary
LEWIS A. BURNHAM                                                 KATHRYN L. QUIRK
Trustee                        JOHN R. HEBBLE                    Vice President
                               Treasurer
DONALD L. DUNAWAY                                                LINDA J. WONDRACK
Trustee                        ELEANOR R. BRENNAN                Vice President
                               Vice President
ROBERT B. HOFFMAN                                                MAUREEN E. KANE
Trustee                        PHILIP G. CONDON                  Assistant Secretary
                               Vice President
DONALD R. JONES                                                  CAROLINE PEARSON
Trustee                        JERARD K. HARTMAN                 Assistant Secretary
                               Vice President
SHIRLEY D. PETERSON                                              ELIZABETH C. WERTH
Trustee                        THOMAS W. LITTAUER                Assistant Secretary
                               Vice President
WILLIAM P. SOMMERS                                               BRENDA LYONS
Trustee                        ANN M. MCCREARY                   Assistant Treasurer
                               Vice President
EDMOND D. VILLANI
Trustee


 ................................................................................
LEGAL COUNSEL              VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                           222 North LaSalle Street
                           Chicago, IL 60601
 ................................................................................
SHAREHOLDER                KEMPER SERVICE COMPANY
SERVICE AGENT              P.O. Box 419557
                           Kansas City, MO 64141
 ................................................................................
CUSTODIAN AND              INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT             801 Pennsylvania Avenue
                           Kansas City, MO 64105


 ................................................................................
INDEPENDENT AUDITORS       ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, IL 60606

 ................................................................................
PRINCIPAL UNDERWRITER      KEMPER DISTRIBUTORS, INC.
                           222 South Riverside Plaza Chicago, IL 60606 www.kemper.com


[KEMPER LOGO]
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)


 Printed on recycled paper in the U.S.A.
 This report is not to be distributed
 unless preceded or accompanied by a
 Kemper Tax-Free Income Funds prospectus.
 KSTIS - 2 (10/98) 1057600